As filed with the Securities and Exchange Commission on November 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22205

Genworth Variable Insurance Trust
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Danell J. Doty
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Name and address of agent for service)

800-352-9910
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2009 (Unaudited)
Genworth Calamos Growth Fund

Number of
Shares		Value
	COMMON STOCKS - 98.58%
	Aerospace & Defense - 3.05%
2,325	Honeywell International, Inc.	$86,374
2,035	United Technologies Corp.	123,992
		210,366
	Air Freight & Logistics - 0.55%
1,073	Expeditors International Washington, Inc. (b)	37,716
	Auto Components - 0.67%
2,500	LKQ Corp. (a)	46,350
	Biotechnology - 1.52%
1,000	Alexion Pharmaceutical, Inc. (a)	44,540
1,075	Celgene Corp. (a)	60,093
		104,633
	Capital Markets - 5.55%
575	BlackRock, Inc.	124,672
500	Franklin Resources, Inc.	50,300
400	Goldman Sachs Group, Inc.	73,740
1,900	Legg Mason, Inc. (b)	58,957
1,650	T. Rowe Price Group, Inc. (b)	75,405
		383,074
	Chemicals - 1.21%
1,675	Agrium Inc. (b)	83,398
	Communications Equipment - 3.78%
4,800	Cisco Systems, Inc. (a)	112,992
2,300	Juniper Networks, Inc. (a)(b)	62,146
1,270	Research In Motion Ltd. (a)	85,789
		260,927
	Computers & Peripherals - 7.06%
1,670	Apple, Inc. (a)	309,568
2,650	NetApp Inc. (a)	70,702
3,750	Seagate Technology	57,037
1,700	Stec, Inc. (a)(b)	49,963
		487,270
	Construction & Engineering - 2.71%
1,400	Fluor Corp.	71,190
2,525	Jacobs Engineering Group, Inc. (a)	116,024
		187,214
	Diversified Consumer Services - 0.73%
625	New Oriental Education & Tech. Group, Inc. - ADR (a)(b)	50,281
	Diversified Financial Services - 2.22%
320	CME Group, Inc. (b)	98,621
560	IntercontinentalExchange, Inc. (a)(b)	54,426
		153,047
	Electrical Equipment - 2.63%
2,700	ABB Ltd. - ADR	54,108
1,750	Emerson Electric Co.	70,140
375	First Solar, Inc. (a)(b)	57,322
		181,570
	Electronic Equipment & Instruments - 3.53%
950	Amphenol Corp.	35,796
1,050	Dolby Laboratories, Inc. (a)	40,099
2,050	FLIR Systems, Inc. (a)	57,338

1,650	SunPower Corp. (a)(b)	49,319
2,550	Trimble Navigation Ltd. (a)(b)	60,971
		243,523
	Energy Equipment & Services - 12.13%
2,400	Cameron International Corp. (a)(b)	90,768
2,850	ENSCO International, Inc.	121,239
3,200	Halliburton Co.	86,784
3,925	National-Oilwell Varco, Inc. (a)(b)	169,285
2,475	Noble Corp.	93,951
2,375	Pride International, Inc. (a)	72,295
1,425	Schlumberger Ltd.	84,930
1,370	Transocean LTD. (a)	117,176
		836,428
	Health Care Equipment & Supplies - 3.64%
1,650	DENTSPLY International Inc.	56,991
3,240	Ev3, Inc. (a)	39,884
850	Gen-Probe, Inc. (a)	35,224
190	Intuitive Surgical, Inc. (a)	49,828
624	NuVasive, Inc. (a)	26,058
1,025	Varian Medical Systems, Inc. (a)	43,183
		251,168
	Hotels, Restaurants & Leisure - 1.05%
3,500	Starbucks Corp. (a)	72,275
	Industrial Conglomerates - 1.02%
950	3M Co.	70,110
	Internet & Catalog Retail - 4.26%
1,910	Amazon.com, Inc. (a)(b)	178,318
4,900	eBay Inc. (a)	115,689
		294,007
	Internet Software & Services - 7.52%
510	Baidu, Inc. - ADR (a)	199,436
600	Google Inc. (a)	297,510
557	Mercadolibre, Inc. (a)	21,422
		518,368
	Life Science Tools & Services - 1.95%
2,775	PerkinElmer, Inc.	53,391
1,450	Waters Corp. (a)	80,997
		134,388
	Machinery - 3.70%
900	AGCO Corp. (a)(b)	24,867
2,725	Bucyrus International, Inc. (b)	97,065
1,000	ITT Industries, Inc. (a)	52,150
825	Parker Hannifin Corp.	42,768
1,025	Westinghouse Air Brake Technologies Corp.	38,468
		255,318
	Metals & Mining - 4.66%
4,850	Anglo American Plc - ADR (a)	77,018
1,550	Barrick Gold Corp. (b)	58,745
3,000	GrafTech International Ltd. (a)	44,100
1,550	Nucor Corp.	72,866
4,300	Sterlite Industries India Ltd. - ADR (b)	68,671
		321,400
	Oil & Gas - 4.21%
710	Apache Corp.	65,199
1,025	Devon Energy Corp.	69,013
1,285	Noble Energy, Inc.	84,759
2,075	Suncor Energy Inc.	71,712
		290,683

	Personal Products - 0.70%
1,425	Avon Products, Inc.	48,393
	Pharmaceuticals - 0.58%
700	Allergan, Inc.	39,732
	Professional Services - 0.48%
775	FTI Consulting, Inc. (a)(b)	33,023
	Semiconductor & Semiconductor Equipment - 6.33%
4,175	Altera Corp. (b)	85,629
1,700	Atheros Communications, Inc. (a)(b)	45,101
2,950	Broadcom Corp. (a)(b)	90,535
1,550	Linear Technology Corp. (b)	42,827
10,000	LSI Logic Corp. (a)	54,900
5,525	Marvell Technology Group Ltd. (a)	89,450
1,700	MEMC Electronic Materials, Inc. (a)	28,271
		436,713
	Software - 4.57%
1,500	ANSYS, Inc. (a)(b)	56,205
1,700	Check Point Software Technologies Ltd. (a)(b)	48,195
5,950	Nuance Communications, Inc. (a)(b)	89,012
3,375	Oracle Corp.	70,335
3,700	Parametric Technology Corp. (a)	51,134
		314,881
	Specialty Retail - 2.63%
3,575	GameStop Corp. (a)	94,630
2,350	Guess?, Inc.	87,044
		181,674
	Textiles, Apparel & Luxury Goods - 2.29%
4,800	Coach, Inc.	158,016
	Wireless Telecommunication Services - 1.65%
2,600	America Movil, S.A.B de C.V. - ADR	113,958
	TOTAL COMMON STOCKS (Cost $6,104,127)	6,799,904

	SHORT TERM INVESTMENTS - 3.18%
	Money Market Funds - 3.18%
219,069	Federated Prime Obligations Fund - 0.220%	219,069
	TOTAL SHORT TERM INVESTMENTS (Cost $219,069)	219,069
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.44%
	Money Market Fund - 26.45%
1,824,157	Mount Vernon Prime Portfolio - 0.291%	1,824,157
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $1,824,157)
	Total Investments (Cost $8,147,353) - 128.20%	8,843,130
	Liabilities in Excess of Other Assets - (28.20)%	-1,945,415
	TOTAL NET ASSETS - 100.00%	$6,897,715

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income Producing
(b)	All or a portion of this security is on loan

	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments	$8,147,353
	Gross unrealized appreciation	948,987
	Gross unrealized depreciation	-253,210
	Net unrealized depreciation	695,777

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$686,914	$-	$-	$686,914
Consumer Staples	48,393	-	-	48,393
Energy	1,127,111	-	-	1,127,111
Financials	536,121	-	-	536,121
Health Care	529,921	-	-	529,921
Industrials	1,068,736	-	-	1,068,736
Information Technology	2,328,052	-	-	2,328,052
Materials	360,698	-	-	360,698
Telecommunication Services	113,958	-	-	113,958
Total Equity	6,799,904	-	-	6,799,904

Short Term Investments	219,069	-	-	219,069

Investments Purchased as Securities Lending Collateral	1,824,157	-	-	1,824,157

Total Investments in Securities	$8,843,130	$-	$-	$8,843,130

Schedule of Investments
September 30, 2009 (Unaudited)
Genworth Columbia Mid Cap Value Fund

Number of
Shares		Value
	COMMON STOCKS - 89.47%
	Aerospace & Defense - 3.27%
22,350	AerCap Holdings N.V. (a)(b)	$202,715
1,750	Alliant Techsystems, Inc. (a)	136,237
5,100	L-3 Communications Holdings, Inc.	409,632
16,800	Spirit AeroSystems Holdings, Inc. (a)	303,408
		1,051,992
	Airlines - 0.53%
19,200	Delta Air Lines, Inc. (a)	172,032
	Auto Components - 0.61%
6,500	BorgWarner, Inc. (b)	196,690
	Beverages - 1.23%
10,450	Fomento Economico Mexicano, S.A.B. de C.V. - ADR	397,623
	Capital Markets - 2.43%
17,250	Ameriprise Financial, Inc.	626,692
1,731	Greenhill & Co., Inc.	155,063
		781,755
	Chemicals - 3.25%
5,050	Air Products & Chemicals, Inc. (b)	391,779
8,250	Albemarle Corp.	285,450
6,350	PPG Industries, Inc.	369,633
		1,046,862
	Commercial Banks - 9.38%
16,500	BB&T Corp.	449,460
7,400	City National Corp. (b)	288,082
13,900	Comerica Inc. (b)	412,413
9,600	Cullen/Frost Bankers, Inc.	495,744
26,250	Fifth Third Bancorp	265,912
10,288	SVB Financial Group (a)(b)	445,162
33,650	TCF Financial Corp. (b)	438,796
12,650	Zions Bancorporation (b)	227,321
		3,022,890
	Communications Equipment - 0.50%
5,400	CommScope, Inc. (a)	161,622
	Computers & Peripherals - 1.71%
7,300	Diebold, Inc.	240,389
22,400	NCR Corp. (a)	309,568
		549,957
	Consumer Finance - 1.30%
25,882	Discover Financial Services	420,065
	Containers & Packaging - 2.15%
9,700	Crown Holdings, Inc. (a)	263,840
21,050	Packaging Corporation of America	429,420
		693,260
	Distributors - 0.64%
5,450	Genuine Parts Co.	207,427
	Electric Utilities - 5.84%
7,300	American Electric Power Company, Inc.	226,227
5,100	FPL Group, Inc.	281,673
10,050	Northeast Utilities (b)	238,587
9,650	PG&E Corp.	390,728

8,450	Wisconsin Energy Corp.	381,687
18,850	Xcel Energy, Inc.	362,674
		1,881,576
	Electrical Equipment - 0.91%
7,800	Cooper Industries Ltd	293,046
	Electronic Equipment & Instruments - 1.54%
7,000	Agilent Technologies, Inc. (a)	194,810
10,700	Arrow Electronics, Inc. (a)	301,205
		496,015
	Energy Equipment & Services - 3.10%
6,600	National-Oilwell Varco, Inc. (a)(b)	284,658
9,800	Noble Corp.	372,008
11,200	Pride International, Inc. (a)(b)	340,928
		997,594
	Food Products - 3.11%
5,450	Corn Products International, Inc.	155,434
13,350	Dean Foods Co. (a)	237,496
5,800	The Hershey Company	225,388
7,250	The JM Smucker Co.	384,323
		1,002,641
	Health Care Equipment & Supplies - 2.65%
4,700	Beckman Coulter, Inc.	324,018
5,150	The Cooper Companies, Inc. (b)	153,109
8,450	Hospira, Inc. (a)	376,870
		853,997
	Health Care Providers & Services - 1.69%
12,550	AmerisourceBergen Corp.	280,869
8,250	Community Health Systems, Inc. (a)	263,422
		544,291
	Hotels, Restaurants & Leisure - 3.83%
10,750	International Game Technology	230,910
20,800	Royal Caribbean Cruises Ltd. (b)	500,864
15,200	Starwood Hotels & Resorts Worldwide, Inc.	502,056
		1,233,830
	Household Durables - 1.99%
21,150	DR Horton, Inc.	241,321
9,350	The Stanley Works	399,152
		640,473
	Household Products - 0.78%
4,250	The Clorox Company	249,985
	Industrial Conglomerates - 0.88%
5,900	Teleflex, Inc.	285,029
	Insurance - 6.46%
8,422	ACE Ltd.	450,240
5,900	Aon Corp.	240,071
10,150	Axis Capital Holdings, Ltd.	306,327
9,364	Prudential Financial, Inc.	467,357
13,850	Reinsurance Group of America	617,710
		2,081,705
	Internet Software & Services - 0.49%
6,700	VeriSign, Inc. (a)	158,723
	Leisure Equipment & Products - 0.93%
10,750	Hasbro, Inc.	298,313
	Life Science Tools & Services - 0.71%
2,525	Mettler-Toledo International, Inc. (a)	228,740
	Machinery - 3.37%
8,150	Harsco Corp.	288,592
9,600	Kennametal, Inc.	236,256

5,250	Navistar International Corp. (a)	196,455
7,050	Parker Hannifin Corp.	365,472
		1,086,775
	Marine - 0.58%
5,850	Alexander & Baldwin, Inc.	187,726
	Metals & Mining - 2.89%
13,488	Peabody Energy Corp.	502,023
9,700	United States Steel Corp. (b)	430,389
		932,412
	Multiline Retail - 3.37%
18,250	J.C. Penney Co., Inc (b)	615,938
15,350	Nordstrom, Inc. (b)	468,789
		1,084,727
	Multi-Utilities - 2.68%
5,806	The AES Corp. (a)	86,045
9,450	Public Service Enterprise Group, Inc.	297,108
9,650	Sempra Energy	480,666
		863,819
	Oil & Gas - 4.08%
4,650	Alpha Natural Resources, Inc. (a)(b)	163,215
10,150	Cabot Oil & Gas Corp.	362,862
8,600	Newfield Exploration Co. (a)	366,016
23,600	Williams Companies, Inc.	421,732
		1,313,825
	Paper & Forest Products - 1.45%
12,750	Weyerhaeuser Co.	467,288
	Personal Products - 1.79%
10,500	Avon Products, Inc.	356,580
5,950	The Estee Lauder Companies, Inc.	220,626
		577,206
	Professional Services - 0.80%
4,550	Manpower, Inc.	258,031
	Semiconductor & Semiconductor Equipment - 1.68%
14,950	Atmel Corp. (a)	62,641
10,035	Intersil Corp.	153,636
5,376	Lam Research Corp. (a)(b)	183,644
12,200	Verigy Ltd. (a)(b)	141,764
		541,685
	Software - 1.81%
10,600	Citrix Systems, Inc. (a)	415,838
7,500	Synopsys, Inc. (a)	168,150
		583,988
	Specialty Retail - 2.01%
19,700	American Eagle Outfitters	332,142
26,350	Foot Locker, Inc.	314,882
		647,024
	Textiles, Apparel & Luxury Goods - 1.05%
4,400	Polo Ralph Lauren Corp. (b)	337,128
	TOTAL COMMON STOCKS (Cost $22,125,075)	28,829,767
	CONVERTIBLE BONDS - 0.23%
	Real Estate Investment Trusts - 0.23%
	Vornado Realty L.P.
76,000	3.625%, 11/15/2026	74,195
	TOTAL CONVERTIBLE BONDS (Cost $63,867)	74,195
	CONVERTIBLE PREFERRED STOCKS - 1.29%
	Auto Components - 0.78%
1,850	Johnson Controls, Inc. (a)	250,675
	Metals & Mining - 0.51%

1,600	Freeport-McMoRan Copper & Gold Inc.	164,800
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $156,297)	415,475
	REAL ESTATE INVESTMENT TRUSTS - 7.56%
	Real Estate Investment Trusts - 7.56%
5,775	Alexandria Real Estate Equities, Inc. (b)	313,871
6,200	Equity Residential	190,340
24,600	Host Hotels & Resorts, Inc.	289,542
10,350	Plum Creek Timber Co. Inc. (b)	317,124
12,300	ProLogis (b)	146,616
10,850	Rayonier, Inc.	443,874
3,969	Simon Property Group, Inc.	275,568
3,045	Vornado Realty Trust (b)	196,128
4,000	Boston Properties, Inc.	262,200
		2,435,263
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,074,090)	2,435,263
	SHORT TERM INVESTMENTS - 1.91%
	Money Market Funds - 1.91%
614,170	Federated Prime Obligations Fund - 0.220%	614,170
	TOTAL SHORT TERM INVESTMENTS (Cost $614,170)	614,170
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.74%
	Money Market Funds - 19.74%
6,360,651	Mount Vernon Prime Portfolio - 0.291%	6,360,651
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $6,360,651)	6,360,651
	Total Investments (Cost $31,394,150) - 120.20%	38,729,521
	Liabilities in Excess of Other Assets - (20.20)%	-6,508,643
	TOTAL NET ASSETS - 100.00%	$32,220,878

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income Producing
(b)	All or a portion of this security is on loan

	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments	$31,394,150
	Gross unrealized appreciation	7,532,080
	Gross unrealized depreciation	-196,709
	Net unrealized depreciation	7,335,371

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$4,497,135	$-	$-	$4,497,135
Consumer Staples	2,227,454	-	-	2,227,454
Energy	2,813,443	-	-	2,813,443
Financials	8,741,678	-	-	8,741,678
Health Care	1,912,058	-	-	1,912,058
Industrials	3,448,753	-	-	3,448,753
Information Technology	2,491,990	-	-	2,491,990
Materials	2,802,599	-	-	2,802,599
Utilities	2,745,395	-	-	2,745,395
Total Equity	31,680,505	-	-	31,680,505

Convertible Bonds	-	74,195	-	74,195

Short Term Investments	614,170	-	-	614,170

Investments Purchased as Securities Lending Collateral	6,360,651	-	-	6,360,651

Total Investments in Securities	$38,655,326	$74,195	$-	$38,729,521

Schedule of Investments
September 30, 2009 (Unaudited)
Genworth Davis NY Venture Fund

Number of
Shares		Value
	COMMON STOCKS - 95.34%
	Air Freight & Logistics - 0.50%
680	United Parcel Service, Inc.	$38,400
	Automobiles - 0.72%
2,414	Harley-Davidson, Inc.	55,522
	Beverages - 3.24%
1,070	The Coca-Cola Co.	57,459
1,785	Diageo PLC - ADR	109,760
2,000	Heineken Holding NV	82,153
		249,372
	Capital Markets - 5.51%
1,395	Ameriprise Financial, Inc.	50,680
6,935	The Bank Of New York Mellon Corp.	201,046
270	Goldman Sachs Group, Inc.	49,774
2,190	Julius Baer Holding AG	109,840
210	Morgan Stanley (b)	6,485
125	State Street Corp.	6,575
		424,400
	Chemicals - 0.69%
485	Monsanto Co.	37,539
170	Potash Corp. of Saskatchewan, Inc. (b)	15,358
		52,897
	Commercial Banks - 4.40%
526	Bank of America Corp.	8,900
11,713	Wells Fargo & Co. (b)	330,072
		338,972
	Commercial Services & Supplies - 1.01%
4,244	H&R Block, Inc.	78,005
	Computers & Peripherals - 1.78%
2,905	Hewlett-Packard Co.	137,145
	Construction Materials - 0.77%
1,100	Vulcan Materials Co.	59,477
	Consumer Finance - 3.56%
8,080	American Express Co. (b)	273,912
	Containers & Packaging - 1.71%
6,700	Sealed Air Corp.	131,521
	Diversified Financial Services - 4.03%
5,690	JPMorgan Chase & Co.	249,336
2,140	Moody's Corp.	43,784
615	Principal Financial Group, Inc.	16,845
		309,965
	Electrical Equipment - 0.65%
2,510	ABB Ltd. - ADR	50,300
	Electronic Equipment & Instruments - 1.63%
3,210	Agilent Technologies, Inc. (a)	89,334
1,610	Tyco Electronics Ltd.	35,871
		125,205
	Energy Equipment & Services - 0.84%
755	Transocean Ltd. (a)	64,575
	Food & Staples Retailing - 5.58%
4,990	Costco Wholesale Corp.	281,735

4,129	CVS Caremark Corporation	147,571
		429,306
	Food Products - 0.28%
555	The Hershey Company	21,567
	Health Care Equipment & Supplies - 1.10%
1,020	Becton, Dickinson & Co.	71,145
605	CareFusion (a)	13,189
		84,334
	Health Care Providers & Services - 3.66%
1,250	Cardinal Health, Inc.	33,500
1,554	Express Scripts, Inc. (a)	120,559
425	Laboratory Corp. of America Holdings (a)	27,923
3,965	UnitedHealth Group, Inc.	99,284
		281,266
	Household Durables - 0.36%
445	Garmin Ltd. (b)	16,794
270	Hunter Douglas NV	10,903
		27,697
	Household Products - 1.81%
2,400	Procter & Gamble Co.	139,008
	Industrial Conglomerates - 0.74%
1,645	Tyco International Ltd.	56,720
	Insurance - 10.70%
116	American International Group, Inc. (b)	5,117
3	Berkshire Hathaway Inc. - Class A (a)	303,000
7	Berkshire Hathaway Inc. - Class B (a)	23,261
140	Everest Re Group Ltd.	12,278
80	Fairfax Financial Holdings Ltd.	29,658
5,535	Loews Corporation	189,574
23	Markel Corp. (a)	7,586
600	NIPPONKOA Insurance Company, Ltd.	3,743
9,837	The Progressive Corp. (a)	163,097
375	Sun Life Financial, Inc. (b)	11,715
1,488	Transatlantic Holdings, Inc.	74,653
		823,682
	Internet & Catalog Retail - 0.48%
395	Amazon.com, Inc. (a)(b)	36,877
	Internet Software & Services - 1.71%
266	Google, Inc. (a)	131,896
	IT Services - 1.89%
4,792	Iron Mountain, Inc. (a)(b)	127,755
260	Visa, Inc. (b)	17,968
		145,723
	Machinery - 0.15%
305	PACCAR, Inc. (b)	11,502
	Marine - 0.71%
17,400	China Shipping Development Co. Ltd.	21,843
380	Kuehne & Nagel International AG	33,099
		54,942
	Media - 4.02%
3,781	Comcast Corp. - Series C	60,798
1,646	Grupo Televisa SA - ADR	30,599
300	Lagardere SCA	14,019
1,200	Liberty Media Corporation - Entertainment (a)	37,332
1,470	Liberty Media Corporation - Interactive (a)	16,126
7,835	News Corp.	93,942
2,055	The Walt Disney Co. (b)	56,430
		309,246

	Metals & Mining - 0.81%
1,130	BHP Billiton Plc	30,947
738	Rio Tinto Plc	31,370
		62,317
	Multi-Utilities - 0.28%
1,470	The AES Corp. (a)	21,785
	Oil & Gas - 13.46%
2,905	Canadian Natural Resources Ltd.	195,187
35,800	China Coal Energy Company Ltd.	46,478
985	ConocoPhillips	44,483
3,510	Devon Energy Corp.	236,328
2,920	EOG Resources, Inc.	243,849
3,440	Occidental Petroleum Corp.	269,696
		1,036,021
	Paper & Forest Products - 0.83%
4,020	Sino-Forest Corp. (a)	63,493
	Personal Products - 0.12%
500	Natura Cosmeticos	9,017
	Pharmaceuticals - 5.53%
2,280	Johnson & Johnson	138,829
2,430	Merck & Co., Inc. (b)	76,861
3,800	Pfizer, Inc.	62,890
5,205	Schering-Plough Corporation	147,041
		425,621
	Real Estate Management & Development - 0.80%
1,035	Brookfield Asset Management, Inc.	23,505
7,700	Hang Lung Group Ltd.	38,382
		61,887
	Semiconductor & Semiconductor Equipment - 2.18%
7,095	Texas Instruments, Inc. (b)	168,081
	Software - 2.69%
3,250	Activision Blizzard, Inc. (a)	40,267
6,430	Microsoft Corp.	166,473
		206,740
	Specialty Retail - 2.54%
3,125	Bed Bath & Beyond, Inc. (a)	117,312
3,162	Carmax, Inc. (a)(b)	66,086
525	Staples, Inc.	12,191
		195,589
	Tobacco - 0.92%
1,444	Philip Morris International, Inc.	70,381
	Transportation Infrastructure - 0.95%
16,801	China Merchants Holdings International Co. Ltd.	55,399
11,698	Cosco Pacific Ltd.	16,701
300	LLX Logistica SA (a)	1,097
		73,197
	TOTAL COMMON STOCKS (Cost $6,602,972)	7,337,563
	SHORT TERM INVESTMENTS - 5.58%
	Money Market Funds - 5.58%
429,802	Federated Prime Obligations Fund - 0.220%	429,802
	TOTAL SHORT TERM INVESTMENTS (Cost $429,802)	429,802
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.64%
	Money Market Funds - 11.64%
895,869	Mount Vernon Prime Portfolio - 0.291%	895,869
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $895,869)	895,869
	Total Investments (Cost $7,928,643) - 112.56%	8,663,234
	Liabilities in Excess of Other Assets - (12.56)%	-966,803
	TOTAL NET ASSETS - 100.00%	$7,696,431

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income Producing
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$7,928,643
Gross unrealized appreciation	844,156
Gross unrealized depreciation	-109,565
Net unrealized depreciation	734,591

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$702,936	$-	$-	$702,936
Consumer Staples	918,651	-	-	918,651
Energy	1,100,596	-	-	1,100,596
Financials	2,232,819	-	-	2,232,819
Health Care	791,221	-	-	791,221
Industrials	412,815	-	-	412,815
Information Technology	787,036	-	-	787,036
Materials	369,704	-	-	369,704
Utilities	21,785	-	-	21,785
Total Equity	7,337,563	-	-	7,337,563

Short Term Investments	429,802	-	-	429,802

Investments Purchased as Securities Lending Collateral	895,869	-	-	895,869

Total Investments in Securities	$8,663,234	$-	$-	$8,663,234

Schedule of Investments
September 30, 2009 (Unaudited)
Genworth Eaton Vance Large Cap Value Fund

Number of
Shares		Value
	COMMON STOCKS - 95.81%
	Aerospace & Defense - 4.15%
13,819	General Dynamics Corp.	$892,708
12,228	Lockheed Martin Corp.	954,762
24,909	United Technologies Corp.	1,517,705
		3,365,175
	Beverages - 1.20%
16,591	PepsiCo, Inc.	973,228
	Biotechnology - 0.82%
10,996	Amgen, Inc. (a)	662,289
	Capital Markets - 4.00%
8,040	Franklin Resources, Inc.	808,824
9,484	Goldman Sachs Group, Inc.	1,748,375
11,812	Northern Trust Corp.	686,986
		3,244,185
	Chemicals - 0.82%
8,595	Air Products & Chemicals, Inc. (b)	666,800
	Commercial Banks - 8.83%
121,389	Bank of America Corp.	2,053,902
39,529	Fifth Third Bancorp	400,429
40,449	The PNC Financial Services Group, Inc. (b)	1,965,417
29,220	U.S. Bancorp (b)	638,749
74,713	Wells Fargo & Co.	2,105,412
		7,163,909
	Commercial Services & Supplies - 1.32%
35,853	Waste Management, Inc.	1,069,136
	Communications Equipment - 1.45%
26,347	Cisco Systems, Inc. (a)	620,209
55,266	Telefonaktiebolaget LM Ericsson - ADR (b)	553,765
		1,173,974
	Computers & Peripherals - 3.52%
35,812	Hewlett-Packard Co. (b)	1,690,684
9,731	International Business Machines Corp.	1,163,925
		2,854,609
	Consumer Finance - 2.04%
13,850	American Express Co. (b)	469,515
33,146	Capital One Financial Corp. (b)	1,184,307
		1,653,822
	Diversified Financial Services - 2.80%
51,884	JPMorgan Chase & Co.	2,273,557
	Diversified Telecommunication Services - 4.14%
70,627	AT&T, Inc.	1,907,635
47,927	Verizon Communications, Inc.	1,450,751
		3,358,386
	Electric Utilities - 2.41%
15,212	American Electric Power Company, Inc.	471,420
16,564	FirstEnergy Corp.	757,306
17,912	PG&E Corp.	725,257
		1,953,983
	Electrical Equipment - 0.78%
15,878	Emerson Electric Co.	636,390

	Energy Equipment & Services - 1.65%
5,581	Diamond Offshore Drilling, Inc. (b)	533,097
9,456	Transocean Ltd. (a)	808,772
		1,341,869
	Food & Staples Retailing - 2.42%
35,844	CVS Caremark Corporation (b)	1,281,065
13,937	Wal-Mart Stores, Inc.	684,167
		1,965,232
	Food Products - 1.70%
32,234	Nestle SA - ADR	1,376,069
	Health Care Equipment & Supplies - 1.70%
55,414	Boston Scientific Corp. (a)	586,834
18,377	Covidien Plc	794,989
		1,381,823
	Health Care Providers & Services - 1.09%
16,772	Aetna, Inc.	466,765
16,618	UnitedHealth Group, Inc.	416,114
		882,879
	Hotels, Restaurants & Leisure - 2.66%
17,553	Carnival Corp.	584,164
27,529	McDonald's Corp.	1,571,080
		2,155,244
	Industrial Conglomerates - 1.10%
54,528	General Electric Co.	895,350
	Insurance - 5.41%
11,342	ACE Ltd.	606,343
20,389	Lincoln National Corp. (b)	528,279
20,675	MetLife, Inc.	787,097
33,313	Prudential Financial, Inc.	1,662,652
16,416	The Travelers Companies, Inc.	808,160
		4,392,531
	IT Services - 0.94%
3,772	MasterCard Inc.	762,510
	Life Science Tools & Services - 0.51%
9,421	Thermo Fisher Scientific, Inc. (a)	411,415
	Machinery - 0.67%
12,628	Deere & Co.	541,994
	Media - 0.58%
17,293	The Walt Disney Co. (b)	474,866
	Metals & Mining - 3.56%
13,655	BHP Billiton Ltd. - ADR (b)	901,367
13,272	Freeport-McMoRan Copper & Gold, Inc.	910,592
12,441	Nucor Corp.	584,851
13,236	Peabody Energy Corp.	492,644
		2,889,454
	Multiline Retail - 1.01%
17,648	Target Corp.	823,809
	Multi-Utilities - 1.63%
41,993	Public Service Enterprise Group, Inc.	1,320,260
	Oil & Gas - 15.97%
33,910	Anadarko Petroleum Corp.	2,127,174
7,871	Apache Corp.	722,794
27,935	ChevronTexaco Corp.	1,967,462
27,859	Exxon Mobil Corp.	1,911,406
29,441	Hess Corp.	1,573,916
26,821	Occidental Petroleum Corp.	2,102,766
34,121	Total SA - ADR	2,022,011
12,969	XTO Energy, Inc.	535,879

		12,963,408
	Pharmaceuticals - 5.10%
22,983	Abbott Laboratories	1,136,969
27,688	Bristol-Myers Squibb Co.	623,534
24,424	Merck & Co., Inc. (b)	772,531
96,840	Pfizer, Inc.	1,602,702
		4,135,736
	Road & Rail - 1.55%
15,764	Burlington Northern Santa Fe Corp.	1,258,440
	Semiconductor & Semiconductor Equipment - 1.50%
40,479	Applied Materials, Inc.	542,419
34,550	Intel Corp.	676,143
		1,218,562
	Software - 1.54%
32,474	Microsoft Corp.	840,752
19,636	Oracle Corp.	409,214
		1,249,966
	Specialty Retail - 3.93%
40,519	Best Buy Co., Inc.	1,520,273
44,329	Staples, Inc.	1,029,319
17,184	The TJX Companies, Inc.	638,386
		3,187,978
	Textiles, Apparel & Luxury Goods - 1.31%
16,497	NIKE, Inc.	1,067,356
	TOTAL COMMON STOCKS (Cost $63,605,032)	77,746,194
	REAL ESTATE INVESTMENT TRUSTS - 1.99%
	Real Estate Investment Trusts - 1.99%
11,557	AvalonBay Communities, Inc.	840,540
11,858	Boston Properties, Inc.	777,292
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,075,686)	1,617,832
	SHORT TERM INVESTMENTS - 2.15%
	Money Market Funds - 2.15%
1,741,995	Federated Prime Obligations Fund - 0.220%	1,741,995
	TOTAL SHORT TERM INVESTMENTS (Cost $1,741,995)	1,741,995
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.27%
	Money Market Funds - 13.27%
10,764,452	Mount Vernon Prime Portfolio - 0.291%	10,764,452
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $10,764,452)	10,764,452
	Total Investments (Cost $77,187,165) - 113.22%	91,870,473
	Liabilities in Excess of Other Assets - (13.22)%	(10,726,576)
	TOTAL NET ASSETS - 100.00%	$81,143,897

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income Producing
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments	$77,187,165
	Gross unrealized appreciation	14,833,473
	Gross unrealized depreciation	-150,165
	Net unrealized depreciation	14,683,308

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$7,709,252	$-	$-	$7,709,252
Consumer Staples	4,314,529	-	-	4,314,529
Energy	14,797,921	-	-	14,797,921
Financials	20,345,836	-	-	20,345,836
Health Care	7,474,143	-	-	7,474,143
Industrials	7,766,485	-	-	7,766,485
Information Technology	7,259,621	-	-	7,259,621
Materials	3,063,610	-	-	3,063,610
Telecommunicatoin Services	3,358,386	-	-	3,358,386
Utilities	3,274,243	-	-	3,274,243
Total Equity	79,364,026	-	-	79,364,026

Short Term Investments	1,741,995	-	-	1,741,995

Investments Purchased as Securities Lending Collateral	10,764,452	-	-	10,764,452

Total Investments in Securities	$91,870,473	$-	$-	$91,870,473

Schedule of Investments
September 30, 2009 (Unaudited)
Genworth Legg Mason Partners Aggressive Growth Fund

Number of
Shares		Value
	COMMON STOCKS - 96.21%
	Aerospace & Defense - 3.49%
41,250	L-3 Communications Holdings, Inc.	$3,313,200
	Biotechnology - 17.81%
16,240	Alkermes, Inc. (a)	149,246
89,650	Amgen, Inc. (a)	5,399,620
104,910	Biogen Idec, Inc. (a)	5,300,053
82,500	Genzyme Corp. (a)	4,680,225
14,620	ISIS Pharmaceuticals, Inc. (a)	213,013
31,350	Vertex Pharmaceuticals, Inc. (a)	1,188,165
		16,930,322
	Capital Markets - 0.57%
22,630	Cohen & Steers, Inc. (b)	543,120
	Commercial Banks - 0.34%
19,384	Bank of America Corp.	327,977
	Communications Equipment - 0.72%
7,270	Arris Group, Inc. (a)	94,583
40,650	Nokia Corp. - ADR (b)	594,303
		688,886
	Computers & Peripherals - 3.02%
71,690	SanDisk Corp. (a)	1,555,673
86,560	Seagate Technology	1,316,578
		2,872,251
	Construction & Engineering - 0.68%
12,730	Fluor Corp.	647,320
	Electronic Equipment & Instruments - 1.66%
4,920	Dolby Laboratories, Inc. (a)	187,895
62,200	Tyco Electronics Ltd. (b)	1,385,816
		1,573,711
	Energy Equipment & Services - 11.76%
20,650	Core Laboratories N.V.	2,128,809
40,450	National-Oilwell Varco, Inc. (a)(b)	1,744,608
352,300	Weatherford International Ltd. (a)	7,303,179
		11,176,596
	Health Care Equipment & Supplies - 2.78%
61,110	Covidien Plc	2,643,619
	Health Care Providers & Services - 5.93%
225,010	UnitedHealth Group, Inc.	5,634,250
	Industrial Conglomerates - 2.28%
62,730	Tyco International Ltd.	2,162,930
	Machinery - 1.65%
48,490	Pall Corp.	1,565,257
	Media - 16.74%
425	Ascent Media Corp. (a)	10,880
164,960	Cablevision Systems Corp.	3,917,800
12,090	CBS Corp.	145,685
263,730	Comcast Corp. - Series C	4,240,779
31,800	Comcast Corp. (b)	537,102
12,890	Discovery Communications, Inc. - Series C (a)	335,527
12,890	Discovery Communications, Inc. (a)(b)	372,392
11,920	Liberty Global, Inc. - Series C (a)	267,723
11,810	Liberty Global, Inc. (a)	266,552
13,340	Liberty Media Corporation - Capital (a)	279,073
66,440	Liberty Media Corporation - Entertainment (a)	2,066,948
66,560	Liberty Media Corporation - Interactive (a)	730,163
13,250	Viacom, Inc. (a)	371,530
78,590	The Walt Disney Co. (b)	2,158,081
15,340	World Wrestling Entertainment, Inc. (b)	214,913
		15,915,148
	Metals & Mining - 1.60%
15,220	Freeport-McMoRan Copper & Gold, Inc.	1,044,244
10,090	Nucor Corp.	474,331
		1,518,575
	Oil & Gas - 10.52%
159,435	Anadarko Petroleum Corp.	10,001,358
	Pharmaceuticals - 6.56%
6,060	Anesiva, Inc. (a)	1,576
136,830	Forest Laboratories, Inc. (a)	4,028,275
3,240	Johnson & Johnson	197,284
11,090	Teva Pharmaceutical Industries Ltd. - ADR (b)	560,710
51,490	Valeant Pharmaceuticals International (a)(b)	1,444,809
		6,232,654
	Semiconductor & Semiconductor Equipment - 4.80%
82,290	Broadcom Corp. (a)(b)	2,525,480
19,750	Cree, Inc. (a)	725,812
6,060	DSP Group, Inc. (a)	49,328
49,900	Intel Corp.	976,543
11,260	Standard Microsystems Corp. (a)	261,345
2,430	Teradyne, Inc. (a)(b)	22,478
		4,560,986
	Software - 1.58%
15,340	Advent Software, Inc. (a)(b)	617,435
25,830	Autodesk, Inc. (a)	614,754
10,360	Microsoft Corp.	268,220
		1,500,409
	Specialty Retail - 0.14%
27,870	Charming Shoppes, Inc. (a)(b)	136,842
	Thrifts & Mortgage Finance - 1.58%
68,550	Astoria Financial Corp. (b)	756,792
65,460	New York Community Bancorp, Inc. (b)	747,553
		1,504,345
	TOTAL COMMON STOCKS (Cost $65,958,781)	91,449,756
	INVESTMENT COMPANIES - 0.75%
	Investment Companies - 0.75%
16,900	Powershares QQQ Trust (b)	714,025
	TOTAL INVESTMENT COMPANIES (Cost $490,424)	714,025
	RIGHTS - 0.00%
	Pharmaceuticals - 0.00%
1,419	Anesiva, Inc. (a)(c)	1,419
	TOTAL RIGHTS (Cost $1,419)	1,419
	SHORT TERM INVESTMENTS - 3.17%
	Money Market Funds - 3.17%
3,008,719	Federated Prime Obligations Fund - 0.220%	3,008,719
	TOTAL SHORT TERM INVESTMENTS (Cost $3,008,719)	3,008,719
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.34%
	Money Market Funds - 13.34%
12,681,172	Mount Vernon Prime Portfolio - 0.291%	12,681,172
	TOTAL INVESTMENTS PURCHASES AS SECURITIES LENDING COLLATERAL (Cost $12,681,172)	12,681,172
	Total Investments (Cost $82,140,515) - 113.47%	107,855,091
	Liabilities in Excess of Other Assets - (13.47)%	-12,806,959
	TOTAL NET ASSETS - 100.00%	$95,048,132

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income Producing
(b)	All or a portion of this security is on loan.
(c)	As of September 30, 2009, the Adviser has fair valued this security and deemed it illiquid.
	The value of this security was $1,419, which represents 0.00% of total net assets.

	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments	$82,140,515
	Gross unrealized appreciation	26,983,740
	Gross unrealized depreciation	-1,269,164
	Net unrealized depreciation	25,714,576

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 16,051,989	$ -	$ -	$ 16,051,989
Energy	21,177,954	-	-	21,177,954
Financials	3,089,467	-	-	3,089,467
Health Care	31,442,264	-	-	31,442,264
Industrials	7,688,708	-	-	7,688,708
Information Technology	11,196,243	-	-	11,196,243
Materials	1,518,575	-	-	1,518,575
Total Equity	92,165,200	-	-	92,165,200

Short Term Investments	3,008,719	-	-	3,008,719

Investments Purchased as Securities Lending Collateral	12,681,172	-	-	12,681,172

Total Investments in Securities	$ 107,855,091	$ -	$ -	$ 107,855,091

Schedule of Investments
September 30, 2009 (Unaudited)
Genworth PIMCO StocksPlus Fund

Principal
Amount		Value
	ASSET BACKED SECURITIES - 3.22%
1,574	Daimler Chrysler Auto Trust
	Series FLT,
	1.168%, 10/08/2010	1,574
	Federal Home Administration
963,836	7.430%, 03/01/2021	994,104
921,572	7.430%, 02/01/2024	1,004,770
365,442	Ford Credit Auto Owner Trust
	Series 2008-C,
	1.219%, 01/15/2011	365,962
	SLM Student Loan Trust
1,000,000	Pool #2007-2,
	1.092%, 07/25/2017	989,581
676,922	Series 2008-9,
	2.592%, 04/25/2023	703,824
	TOTAL ASSET BACKED SECURITIES (Cost $3,785,288)	4,059,815
	CORPORATE BONDS - 34.12%
	Banks - 5.08%
500,000	Bank of America Corp.
	5.250%, 08/10/2035	513,409
160,000	Barclays Bank Plc
	10.179%, 06/12/2021 (a)	210,686
100,000	Citigroup, Inc.
	4.750%, 02/10/2019	122,140
3,300,000	Dexia Credit Local SA
	1.262%, 09/23/2011 (a)	3,333,564
	The Royal Bank of Scotland Group Plc
2,000,000	2.625%, 05/11/2012 (a)	2,030,986
200,000	8.162%, 10/05/2012	150,227
100,000	7.640%, 03/31/2049	49,058
		6,410,070
	Capital Markets - 1.82%
900,000	Goldman Sachs Group, Inc.
	6.250%, 09/01/2017	953,320
	Merrill Lynch & Co.
600,000	3.188%, 05/12/2010	607,755
100,000	1.827%, 09/14/2018	112,186
700,000	Morgan Stanley
	5.824%, 10/18/2016 (c)	626,101
		2,299,362
	Commercial Banks - 1.01%
900,000	ING Bank N.V.
	2.625%, 02/09/2012 (a)	915,765
400,000	Wells Fargo Capital
	7.700%, 12/29/2049 (c)	354,000
		1,269,765
400,000	Diversified Financial Services - 8.35%
	Chrysler Financial Co. Term B
	4.280%, 08/03/2012	385,572
400,000	CIT Group, Inc.
	5.600%, 04/27/2011	272,447
	Citigroup, Inc.
900,000	6.125%, 11/21/2017	894,979
400,000	8.125%, 07/15/2039	449,104
1,000,000	FBG Finance Ltd.
	5.125%, 06/15/2015 (a)	1,044,038
8,200,000	Glencore Funding LLC
	6.000%, 04/15/2014 (Acquired 03/31/2004 and 02/02/2005, Cost $941,018) (a)	7,872,894
		10,919,034
	Diversified Telecommunications - 0.98%
1,200,000	Verizon Wireless Capital LLC
	3.750%, 05/20/2011 (a)	1,238,561
	Electric Utilities - 2.50%
2,700,000	Progress Energy, Inc.
	7.050%, 03/15/2019	3,149,285
	Financial Services - 2.79%
3,000,000	LeasePlan Corporation N.V.
	3.000%, 05/07/2012 (a)	3,070,707
700,000	SLM Corp
	1.459%, 01/27/2014	442,135
		3,512,842
	Insurance - 1.83%
	American International Group, Inc.
100,000	4.700%, 10/01/2010	96,582
400,000	5.600%, 10/18/2016	293,892
1,900,000	8.175%, 05/15/2068 (c)	1,154,250
800,000	Hartford Financial Services Group, Inc.
	6.000%, 01/15/2019	759,989
		2,304,713
3,000,000	Specialty Retail - 2.64%
	AutoZone, Inc.
	7.125%, 08/01/2018	3,329,088
	Tobacco - 6.81%
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018	1,244,037
6,000,000	9.250%, 08/06/2019	7,344,192
		8,588,229
	TOTAL CORPORATE BONDS (Cost $34,619,875)	43,020,949
	MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT AGENCY - 6.98%
1,306,333	American Home Mortgage Investment Trust
	Series 2004-4,
	4.440%, 02/25/2045	1,058,597
	Bank of America Mortgage Securities
782,911	Series 2004-A,
	5.458%, 02/25/2034	695,449
986,355	Series 2005-E,
	5.347%, 06/25/2035	812,901
1,364,832	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-10,
	4.740%, 10/25/2035	1,342,006
	Countrywide Alternative Loan Trust
672,582	Series 2006-OC9,
	0.389%, 12/25/2036	618,897
366,785	Series 2007-7T2,
	6.000%, 04/25/2037	245,042
1,722,915	Countrywide Home Loans
	Series 2005-HYB9,
	5.250%, 02/20/2036	972,001
2,093,218	First Horizon Alternative Mortgage Securities
	Series FLT,
	4.681%, 08/25/2034	1,601,564
295,476	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR,
	5.380%, 06/25/2036	266,864
1,248,827	Nomura Asset Acceptance Corp.
	Series 2005-AR5,
	5.050%, 10/25/2035	750,931
446,249	Structured Asset Mortgage Corp.
	Series 2006-AR3,
	0.524%, 04/25/2036	224,798
304,092	Washington Mutual
	Series 2006-AR14,
	5.602%, 11/25/2036	218,242
	TOTAL MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT AGENCY (Cost $7,294,512)	8,807,292
	MORTGAGE-BACKED SECURITIES - U.S. GOVERTNMENT AGENCY - 11.67%
296,000	Federal Home Loan Mortgage Corp.
	0.926%, 05/04/2011	296,298
620,149	Series T-059,
	6.500%, 10/25/2043	669,409
63,040	Federal National Mortgage Assocation
	Pool #844000,
	4.672%, 11/01/2035	65,064
403,114	Pool #822101,
	4.997%, 05/01/2035	416,945
409,884	Pool #834558,
	5.051%, 09/01/2035	430,305
374,615	Pool #866888,
	5.279%, 01/01/2036	389,282
11,210,299	Pool #908537,
	5.500%, 01/01/2037	11,759,136
746,737	Series 2007-73,
	0.374%, 07/25/2037	684,991
	TOTAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $13,849,136)	14,711,430
	MUNICIPAL BONDS - 0.12%
151,500	South Carolina Student Loan Corp., Student Loan Backed Notes, Revenue Bond
	1.168%, 09/02/2014	151,712
	TOTAL MUNICIPAL BONDS (Cost $145,128)	151,712
	U.S. GOVERNMENT AGENCY ISSUES - 0.08%
	Small Business Administration Participant,
93,741	5.600%, 09/01/2028	101,726
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $93,741)	101,726
	U.S. TREASURY OBLIGATIONS - 1.80%
	U.S. Treasury Bond - 1.80%
2,200,000	U.S. Treasury Bond,
	Series 2008-20I
	4.250%, 05/15/2039	2,276,657
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,154,844)	2,276,657
Notional
Amount
	PURCHASED OPTIONS - 0.01%
	Purchased Options - 0.01%
	U.S. Dollar - Japanese Yen
1,400,000	Expiration: March, 2010,	1,886
	Exercise Price: $105.00 (b)
	U.S. Dollar - Japanese Yen
5,400,000	Expiration: March, 2010,	7,274
	Exercise Price: $105.00 (b)
	U.S. Dollar - Japanese Yen
2,900,000	Expiration: June, 2010,	3,964
	Exercise Price: $107.85 (b)
	TOTAL PURCHASED OPTIONS (Cost $173,818)	13,124
Principal
Amount
	SHORT TERM INVESTMENTS - 42.67%
	Commercial Paper - 0.32%
	Federal Home Loan Discount Note
400,000	0.000%, 10/02/2009 (d)	399,998
	Repurchase Agreement - 37.19%
6,300,000	TLGP
	0.080%, 10/01/2009
	(Collateralized by Regions Bank
	Discount Note, value $6,482,834, Effective yield, 2.750%, 12/10/2010)	6,300,000
25,200,000	U.S. Agency
	0.040%, 10/01/2009
	(Collateralized by Federal Home Loan Bank, Discount Note, value $12,867,608, Effective yield, 0.875%, 03/30/2010
	and Federal Home Loan Bank, Discount Note, value $12,894,818, Effective yield, 1.375%, 09/28/2011)	25,200,000
12,600,000	U.S. Agency
	0.050%, 10/01/2009
	(Collateralized by Federal Home Loan Bank
	Discount Note, value $12,882,400, Effective yield, 0.750%, 01/18/2011)	12,600,000
2,800,000	U.S. Tips
	0.020%, 10/01/2009
	(Collateralized by U.S. Treasury Issue
	Discount Note, value $2,888,036, Effective yield, 0.875%, 04/15/2010)	2,800,000
		46,900,000
	U.S. Treasury Bills - 4.70%
	U.S. Treasury Bill
1,200,000	0.025%, 11/19/2009 (d)	1,199,543
3,665,000	0.103%, 04/01/2010	3,661,943
800,000	0.087%, 03/25/2010 (d)	799,417
260,000	0.072%, 03/11/2010	259,837
		5,920,740
Number of
Shares
	Money Market Funds - 0.46%
579,536	Federated Prime Obligations Fund - 0.220%	579,536
	TOTAL SHORT TERM INVESTMENTS (Cost $53,799,530)	53,800,274
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.94%
	Money Market Funds - 1.94%
2,448,000	Mount Vernon Prime Portfolio - 0.291%	2,448,000
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $2,448,000)	2,448,000
	Total Investments (Cost $118,363,872) - 102.62%	129,390,979
	Liabilities in Excess of Other Assets - (2.62)%	-3,297,693
	TOTAL NET ASSETS - 100.00%	$126,093,286

Percentages are stated as a percent of net assets.

(a)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities
	are treated as liquid securities according to the Fund's liquidity guidelines. The value of these
	securities total $19,717,201, which represents 15.64% of total net assets.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities
	are treated as illiquid securities according to the Fund's liquidity guidelines. The value of these
	securities total $13,124, which represents 0.01% of total net assets.
(c)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2009.
(d)	All or a portion of this security is on loan.
(e)	Assigned as collateral for certain future and swap contracts.

	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments	$118,363,872
	Gross unrealized appreciation	11,265,660
	Gross unrealized depreciation	(238,553)
	Net unrealized depreciation	$11,027,107

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Genworth PIMCO StocksPLUS Fund
Schedule of Forward Sale Commitments
September 30, 2009
(Unaudited)

					Principal	Settlement	Proceeds
Description					Amount	Date	Received	Value
Federal National Mortgage Association, 5.50%, 10/14/2038					$ 4,300,000	10/14/2009	$ 4,476,703	$ 4,498,204

Genworth PIMCO StocksPLUS Fund
Schedule of Securities Sold Short
September 30, 2009
(Unaudited)

					Principal		Proceeds
Description					Amount		Received	Value
U.S. Treasury Bond, 4.25%, 05/15/2039					$ 2,200,000		$ 2,128,845	$ 2,276,657

Genworth PIMCO StocksPLUS Fund
Schedule of Options Written
September 30, 2009
(Unaudited)

Contracts							Value
	OPTIONS ON CURRENCY CONTRACTS
	Call Options
$ 300,000	U.S. Dollar - Korean Won
	Expiration: September, 2010, Exercise Price: $1,500.00 *						$ 2,932
600,000	U.S. Dollar - Korean Won
	Expiration: September, 2010, Exercise Price: $1,500.00 *						5,863
							8,795
	Put Options
700,000	U.S. Dollar - Japanese Yen
	Expiration: March, 2010, Exercise Price: $80.00 *						7,172
1,100,000	U.S. Dollar - Japanese Yen
	Expiration: March, 2010, Exercise Price: $80.00 *						11,271
							18,443
Notional
Amount
	INTEREST RATE SWAPTIONS
	Call Options
1,800,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: November 23, 2009, Exercise Rate: 2.950%						11,500
5,400,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: November 23, 2009, Exercise Rate: 2.950%						34,501
2,900,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: November 23, 2009, Exercise Rate: 2.950%						17,675
							63,676
	Put Options
4,100,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: November 13, 2009, Exercise Rate: 3.420%						6,441
4,500,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: June 15, 2010, Exercise Rate: 5.000%						16,781
6,700,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: June 28, 2010, Exercise Rate: 5.800%						14,351
9,000,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate,
	Expiration: December 18, 2009, Exercise Rate: 4.750%						4,068
							41,641

	Total Options Written (Premiums received $320,060)						$ 132,555

Genworth PIMCO StocksPLUS Fund
Schedule of Open Forward Currency Contracts
September 30, 2009
(Unaudited)

		Amount of			Amount of
Forward		Currency			Currency		Unrealized
Expiration	Currency to	to be		Currency to	to be		Appreciation
Date	be Received	Received		be Delivered	Delivered		(Depreciation)
10/2/2009	U.S. Dollars	309,400		Brazilian Real	582,600		$ (19,363)
10/28/2009	U.S. Dollars	835,179		British Pound	501,000		34,609
10/29/2009	U.S. Dollars	1,861		Canadian Dollar	2,000		(7)
10/8/2009	U.S. Dollars	197,380		European Monetary Unit	139,000		(6,023)
10/2/2009	U.S. Dollars	400,000		Japanese Yen	35,955,280		(553)
10/20/2009	U.S. Dollars	398,568		Japanese Yen	35,955,280		(2,030)
2/2/2010	Brazilian Real	582,600		U.S. Dollars	302,728		18,957
10/2/2009	Brazilian Real	582,600		U.S. Dollars	288,988		39,774
10/29/2009	Canadian Dollar	43,000		U.S. Dollars	39,947		218
6/15/2011	Chinese Yuan	14,550,200		U.S. Dollars	2,200,000		(72,678)
10/2/2009	Japanese Yen	35,955,280		U.S. Dollars	398,536		2,017
10/8/2009	Japanese Yen	155,033,000		U.S. Dollars	1,657,575		69,598
10/20/2009	Japanese Yen	37,938,000		U.S. Dollars	410,051		12,641
							$ 77,160

Genworth PIMCO StocksPLUS Fund
Schedule of Open Futures Contracts
September 30, 2009
(Unaudited)

			Number of
			Contracts				Unrealized
			Purchased /	Notional	Settlement		Appreciation
Description			(Sold)	Value	Month		(Depreciation)
LIBOR 90 Day Futures			35	4,335,625	Mar-10		$ 55,856
S&P 500 Index Futures			205	53,918,042	Dec-09		2,031,791
S&P 500 Index Mini Futures			698	36,812,520	Dec-09		1,138,405
							$ 3,226,052

Genworth PIMCO StocksPLUS Fund
Schedule of Interest Rate Swaps
September 30, 2009
(Unaudited)

						Upfront
						Premiums	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Paid /	Appreciation
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	(Received)	(Depreciation)
Receive	3-Month-USD-LIBOR	4.000%	12/16/2019	Goldman Sachs	400,000	(16,380)	$ -
Receive	3-Month-USD-LIBOR	4.000%	12/16/2019	Morgan Stanley	600,000	0	-
Receive	3-Month-USD-LIBOR	4.000%	12/16/2019	Royal Bank of Scotland	600,000	0	-
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Bank of America	1,500,000	(195,990)	(41,737)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Barclays Bank	4,800,000	(735,901)	(24,825)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Morgan Stanley	1,400,000	(200,344)	(21,534)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Royal Bank of Scotland	2,000,000	(257,064)	(59,904)
Pay	3-Month-CAD-BA-CDOR	5.000%	12/19/2028	Royal Bank of Scotland	1,800,000	(8,326)	(3,341)
Pay	3-Month-CAD-BA-CDOR *	5.750%	12/19/2028	Royal Bank of Scotland	1,500,000	22,494	(1,398)
Pay	3-Month-CAD-BA-CDOR *	5.800%	12/19/2023	JPMorgan Chase	100,000	592	(96)
Pay	3-Month-CAD-BA-CDOR *	5.800%	12/19/2023	Royal Bank of Scotland	3,200,000	(33,745)	(829)
Pay	6-Month-GBP-LIBOR *	3.000%	9/15/2011	Goldman Sachs	200,000	275	(100)
Pay	6-Month-GBP-LIBOR *	3.500%	12/17/2013	Barclays Bank	800,000	(1,426)	(25,531)
Pay	6-Month-GBP-LIBOR *	3.500%	12/17/2013	Goldman Sachs	400,000	109	875
Pay	6-Month-GBP-LIBOR *	3.500%	12/17/2013	Morgan Stanley	100,000	140	(26)
							$ (178,446)

Genworth PIMCO StocksPLUS Fund
Schedule of Credit Default Swaps
September 30, 2009
(Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Buy Protection(1)

		Implied
		Credit					Upfront
		Spread at					Premiums	Unrealized
		September 30,	Fixed	Maturity		Notional	Paid /	Appreciation
Reference Obligation		2009(3)	(Pay) Rate	Date	Counterparty	Amount(4)	(Received)	(Depreciation)
Altria Group, Inc., 9.250%, 08/06/2019		1.37%	(1.420%)	3/20/2019	Goldman Sachs	3,000,000	0	$ (10,414)
Altria Group, Inc., 7.000%, 11/04/2013		1.37%	(1.450%)	3/20/2019	Royal Bank of Scotland	3,000,000	0	(18,095)
Altria Group, Inc., 9.700%, 11/10/2018		1.35%	(1.520%)	12/20/2018	Goldman Sachs	1,000,000	0	(12,767)
American International Group, Inc., 6.250%, 05/01/2036 *		7.04%	(4.300%)	3/20/2019	Goldman Sachs	200,000	0	30,116
Autozone, Inc., 7.125%, 08/01/2018		0.67%	(1.320%)	9/20/2018	Deutsche Bank	3,000,000	0	(148,437)
Citigroup, Inc., 6.500%, 01/18/2011 *		2.09%	(1.000%)	9/20/2019	Deutsche Bank	100,000	0	1,875
Fosters Financial Corp., 4.875%, 10/01/2014		0.51%	(1.600%)	6/20/2015	Barclays Bank	1,000,000	0	(57,915)
Glencore Funding LLC, 6.000%, 04/15/2014		2.28%	(5.000%)	6/20/2014	Barclays Bank	5,700,000	1,539,000	(2,200,514)
Goldman Sachs Group, Inc., 5.625%, 01/15/2017 *		2.24%	(1.000%)	6/20/2014	Deutsche Bank	400,000	49,252	(28,077)
Hartford Financial Services Group, 6.000%, 01/15/2019		2.50%	(5.000%)	3/20/2019	Deutsche Bank	500,000	35,000	(123,208)
Progress Energy, Inc., 7.050%, 03/15/2019		0.44%	(0.660%)	3/20/2019	Barclays Bank	2,700,000	0	(48,303)
Wells Fargo & Co., 5.000%, 11/15/2014		1.21%	(2.400%)	3/20/2014	Deutsche Bank	100,000	0	(5,026)
								$ (2,620,765)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Sell Protection(2)

		Implied
		Credit					Upfront
		Spread at	Fixed				Premiums	Unrealized
		September 30,	Receive	Maturity		Notional	Paid /	Appreciation
Reference Obligation		2009(3)	Rate	Date	Counterparty	Amount(4)	(Received)	(Depreciation)
Gazprom, 7.800%, 09/27/2010		2.86%	9.450%	2/20/2014	Barclays Bank	300,000	0	$ 78,271
Gazprom, 7.800%, 09/27/2010		2.86%	9.620%	2/20/2014	Barclays Bank	100,000	(2)	26,765
General Electric Capital Corp., 5.625%, 09/15/2017		1.93%	4.270%	3/20/2014	Deutsche Bank	100,000	0	9,515
General Electric Capital Corp., 5.625%, 09/15/2017		1.90%	4.300%	6/20/2013	Deutsche Bank	300,000	0	24,965
SLM Corp., 5.125%, 08/27/2012		8.94%	5.000%	3/20/2014	Deutsche Bank	100,000	(10,750)	(1,856)
								$ 137,660

Credit Default Swaps on Credit Indices -- Buy Protection(1)

							Upfront
							Premiums	Unrealized
			Fixed	Maturity		Notional	Paid /	Appreciation
Index/Tranches			(Pay) Rate	Date	Counterparty	Amount(4)	(Received)	(Depreciation)
CDX.IG-9 10-Year Index			(0.800%)	12/20/2017	Deutsche Bank	2,147,200	149,365	$ (71,490)
CDX.IG-11 10-Year Index			(1.400%)	12/20/2018	Deutsche Bank	1,000,000	38,097	(47,098)
								$ (118,588)

Genworth PIMCO StocksPLUS Fund
Schedule of Total Return Swaps
September 30, 2009
(Unaudited)

Receive
Total Return								Unrealized
on Reference		# of Shares			Notional	Maturity		Appreciation
Index	Index	or Units	Floating Rate(5)		Amount	Date	Counterparty	(Depreciation)
Receive	S&P 500 Index *	19,081	3-Month USD-LIBOR less 0.390%		$33,311,572	12/17/2009	Merrill Lynch	$ (246,889)

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

4)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

*	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund's liquidity guidelines.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 4,059,815	$ -	$ 4,059,815
Corporate Bonds	-	43,020,949	-	43,020,949
Mortgage Backed Securities - Non U.S. Government Agency	-	8,807,292	-	8,807,292
Mortgage Backed Securities - U.S. Government Agency	-	14,415,131	-	14,415,131
Municipal Bonds	-	151,712	-	151,712
U.S. Government Agency Issues	-	398,025	-	398,025
U.S. Treasury Obligations	-	2,276,657	-	2,276,657
Total Fixed Income	-	73,129,581	-	73,129,581

Purchased Options	13,124	-	-	13,124

Short Term Investments	579,536	53,220,738	-	53,800,274

Investments Purchased as Securities Lending Collateral	$ 2,448,000	-	-	$ 2,448,000

Total Investments in Securities	$ 3,040,660	$ 126,350,319	$ -	$ 129,390,979

Forward Sale Commitments	$ -	$ 4,498,204	$ -	$ -

Securities Sold Short	$ -	$ 2,276,657	$ -	$ -

Other Financial Instruments*	$ 3,236,691	$ (2,886,192)	$ -	$ 350,499

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments, securities sold short, written options, forward currency contracts, futures, creidt default swaps and total return swaps, which are reflected at the unrealized appreciation (depreciation) on the instrument.  All derivatives, except for forward sale commitments, securities sold short and written options are reflected at the unrealized appreciation on the instrument.  Forward sale commitments, securities sold short and written options are reflected at market value.

The Fund's sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge the Fund's portfolio or for risk management or for any other permissible purposes consistent with the Fund's investment objective.

	Balance Sheet - Values of Derivative Instruments as of September 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts*	Receivables, Net Assets-Unrealized appreciation	$133,430	Payables, Net Assets-Unrealized depreciation	$179,321
Foreign Exchange Contracts	Receivables	177,814	Payables	100,654
Credit Contracts	Receivables	171,507	Payables	2,773,200
Equity Contracts*	Receivables, Net Assets-Unrealized appreciation	3,226,052	Payables, Net Assets-Unrealized depreciation	246,889
Total		$3,708,803		$3,300,064
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments/footnotes. Only current day's variation margin is reported within the statement of assets & liabilities.

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply withy their obligations to the Fund, the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract, the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Schedule of Investments
September 30, 2009 (Unaudited)
Genworth Putnam International Capital Opportunities Fund

Number of
Shares		Value
	COMMON STOCKS - 94.37%
	Australia - 4.34%
24,868	Aquarius Platinum, Ltd. (a)	$112,996
154,132	Beach Petroleum, Ltd.	101,668
56,325	BlueScope Steel, Ltd.	144,952
7,837	Crane Group, Ltd.	75,669
10,601	Flight Centre, Ltd.	139,378
37,982	Iluka Resources, Ltd. (a)	133,117
53,678	Incitec Pivot, Ltd.	133,481
16,094	James Hardie Industries NV (a)	111,419
204,281	Pacific Brands, Ltd.	215,441
95,614	Sigma Pharmaceutical, Ltd.	89,656
4,704	Sims Group, Ltd.	94,130
62,908	Wotif.com Holdings, Ltd.	304,927
		1,656,834
	Austria - 0.84%
4,604	Andritz AG	230,620
4,473	EVN AG	89,745
		320,365
	Belgium - 1.94%
1,532	Bekaert SA	203,084
5,112	Euronav NV	110,213
401	Gimv NV	21,588
2,411	Mobistar SA	167,089
2,571	Omega Pharma NV	113,795
2,942	UCB SA	124,446
		740,215
	Bermuda - 1.35%
6,504	Aspen Insurance Holdings, Ltd.	172,161
2,803	Axis Capital Holdings, Ltd.	84,595
29,582	Hiscox Ltd.	163,250
7,744	Ship Finance International, Ltd.	95,174
		515,180
	Canada - 4.98%
1,200	ATCO, Ltd. - Class I	47,074
10,077	Biovail Corp. (a)	155,487
27,419	Canaccord Capital, Inc. (a)	261,219
2,855	Dorel Industries Inc. - Class B (a)	78,451
9,825	Ensign Energy Services Inc.	149,029
11,455	Forzani Group, Ltd. (a)	144,438
2,600	Industrial Alliance Insurance and Financial Services Inc. (a)	71,177
3,280	Inmet Mining Corp.	183,691
2,324	Leons Furniture, Ltd. (a)	22,466
37,900	Lundin Mining Corp. (a)	127,791
10,146	Methanex Corp. (a)	176,736
11,600	Pason Systems, Inc. (a)	134,890
17,900	Precision Drilling Trust (a)	119,707
22,300	Sherritt International Corp. (a)	159,546
1,277	Sino-Forest Corp. (a)	20,169
251	Yamana Gold, Inc. (a)	2,701
2,694	Zargon Energy Trust (a)	45,418
		1,899,990
	Cayman Islands - 0.15%
1,700	Herbalife, Ltd.	55,658
	China - 0.69%
3,200	Perfect World Co., Ltd. - ADR (a)	153,920
1,600	Sohu.com, Inc. (a)	110,048
		263,968
	Denmark - 1.75%
7,854	Dampskibsselskabet Torm A/S	79,175
4,328	East Asiatic Co., Ltd. A/S	156,228
22,400	GN Store Nord A/S (a)	122,687
5,843	H.Lundbeck A/S	121,719
7,144	Sydbank A/S (a)	188,381
		668,190
	Finland - 1.12%
7,967	Konecranes Oyj	227,756
6,071	Poyry Oyj	110,231
3,781	Rautaruukki Oyj	90,985
		428,972
	France - 6.01%
4,326	Air France-KLM (a)	78,906
13,620	Beneteau SA	236,069
3,074	Cap Gemini SA	161,556
609	CNP Assurances	62,164
4,269	Dassault Systemes SA	238,527
30,161	Havas	127,886
3,608	IMS International Metal Service (a)	69,706
3,793	Legrand SA	105,780
7,388	Metropole Television	194,822
834	Nexans SA	67,660
2,989	Nexity SA	119,659
7,301	Publicis Groupe SA	294,300
10,669	Rexel SA (a)	154,150
2,872	SEB SA	152,919
6,756	Teleperformance	227,432
		2,291,536
	Germany - 5.11%
4,533	Carl Zeiss Meditec AG	73,554
5,001	Celesio AG	137,811
6,842	Deutsche Lufthansa AG	120,785
5,098	ElringKlinger AG	104,225
1,578	Fielmann AG	114,242
16,850	Gildemeister AG	233,631
3,528	HeidelbergCement AG (b)	228,034
2,000	Krones AG	106,114
234	KWS SAAT AG	40,634
2,394	MTU Aero Engines Holdings AG	113,249
4,879	Norddeutsche Affinerie AG	202,923
470	Puma AG Rudolf Dassler Sport	155,242
1,862	Rheinmetall AG	109,795
2,637	STADA Arzneimittel AG	71,831
2,129	Wincor Nixdorf AG	136,775
		1,948,845
	Greece - 0.62%
177	Attica Holdings S.A.	587
4,465	Public Power Corp. SA (a)	99,616
3,921	Titan Cement Co. SA	135,919
		236,122
	Guernsey - 0.44%
6,174	Amdocs, Ltd. (a)	165,957
	Hong Kong - 3.32%
24,800	Dah Sing Financial Holdings, Ltd.	142,279
160,000	Hopson Development Holdings, Ltd. (b)	277,076
20,000	Industrial & Commercial Bank of China, Ltd.	45,120
35,500	Kingboard Chemical Holdings, Ltd.	134,323
36,500	Orient Overseas, Ltd.	185,686
206,000	Sinofert Holdings, Ltd.	91,066
256,000	TPV Technology, Ltd.	157,983
10,000	VTech Holdings, Ltd.	86,015
15,000	Wing Hang Bank, Ltd.	147,072
		1,266,620
	Indonesia - 0.17%
221,000	Medco Energi Internasional	65,954
	Ireland (Republic of) - 1.95%
27,477	Dragon Oil plc (a)	167,604
31,437	Kingspan Group plc	290,494
6,911	Paddy Power plc	210,555
22,840	United Drug plc	77,189
		745,842
	Italy - 2.43%
6,494	Buzzi Unicem SpA	112,394
8,654	Danieli & Co. SpA	221,338
4,787	Fondiaria-SAI SpA	100,873
40,119	Milano Assicurazioni SpA	142,476
32,338	Recordati SpA	229,175
31,612	Saras SpA	122,198
		928,454
	Japan - 20.85%
15,400	ADEKA Corp.	153,834
6,400	Aica Kogyo Co.	68,192
9,000	Amano Corp.	77,868
4,100	ASKUL Corp.	88,827
1,000	Axell Corp.	41,980
10,400	Brother Industries, Ltd.	124,420
2,800	Canon Electronics, Inc.	52,151
7,800	Canon Marketing Japan Inc.	137,619
7,000	Capcom Co., Ltd.	137,170
26,000	Central Glass Co.	115,197
8,600	Chiyoda Integre Co., Ltd.	113,723
5,700	Circle K Sunkus Co.	85,986
29,500	Daifuku Co., Ltd.	197,071
9,000	Daimei Telecom Engineering Corp.	88,969
2,000	Disco Corp.	132,977
8,500	F.C.C. Co., Ltd.	147,789
1,320	Hakuhodo DY Holdings, Inc.	71,766
1,000	Hirose Electric Co., Ltd.	112,489
7,000	Hitachi Chemical Co, Ltd.	142,678
3,800	Hokuto Corp.	87,706
4,200	Ibiden Co., Ltd.	155,605
5,700	ITO EN Ltd.	105,676
1,400	Itochu Techno-Solutions Corp.	43,019
13,000	Japan Aviation Electronics Industry, Ltd.	77,434
7,900	JSR Corp.	161,388
13,000	Kaneka Corp.	93,162
17,000	Kansai Paint Co., Ltd.	132,264
52,000	Kansai Urban Banking Corp.	72,095
6,500	Keihin Corp.	107,415
3,300	Kobayashi Pharmaceutical Co., Ltd.	150,189
13,500	Komori Corp.	163,359
5,100	Kose Corporation	124,112
3,400	Koyo Seiko Co.	39,461
7,700	Kuroda Electric	94,030
17,600	Leopalace 21 Corp.	140,889
12,000	Makino Milling Machine Co., Ltd.	46,171
3,600	Mandom Corp.	102,888
4,600	Maruichi Steel Tube, Ltd.	91,684
5,100	Meitec Corp.	86,237
2,600	Musashino Bank, Ltd.	78,523
8,000	Nifco, Inc.	159,424
6,400	Nihon Kohden Corp.	106,602
9,000	Nihon Parkerizing Co., Ltd.	112,063
10,000	Nippon Electric Glass Co., Ltd.	91,003
5,000	Nippon Konpo Unyu Soko Co., Ltd.	59,496
19,000	Nippon Thompson Co., Ltd.	107,633
10,800	Nishimatsu Chain Co., Ltd.	113,352
6,900	Nissin Kogyo Co., Ltd.	100,418
4,600	Nitto Denko Corp.	140,557
95	NTT Urban Devleopment Corp.	87,022
7	Okinawa Cellular Telephone Co.	13,959
11,000	Onward Holdings Co., Ltd.	81,617
3,100	Sankyo Co., Ltd.	193,502
26,000	Sanwa Holdings	89,298
5,600	Seikagaku Corp.	80,932
1,500	Shimano, Inc.	64,514
19,900	Shin-Etsu Polymer Co., Ltd.	142,027
5,400	Shinko Electric Industries Co., Ltd.	95,757
6,000	Sohgo Security Services Co., Ltd.	71,117
6,100	Stanley Electric Co., Ltd.	123,487
3,600	Sundrug Co Ltd	97,164
13,000	Suruga Bank, Ltd.	122,680
7,000	Taikisha, Ltd.	93,786
3,800	Taiyo Ink Mfg. Co.	96,677
10,900	Tamron Co., Ltd.	129,164
11,000	Tanabe Seiyaku Co., Ltd.	146,340
2,500	Tokai Rika Co., Ltd.	44,694
20,000	Tokai Tokyo Securities Co., Ltd.	62,735
32,000	Tokyu Land Corp.	127,288
4,700	Toppan Forms Co., Ltd.	64,328
10,000	Toshiba Machine Co., Ltd.	36,740
2,900	Toyoda Gosei Co., Ltd.	84,570
6,500	Toyota Boshoku Corp.	127,863
3,500	Trend Micro, Inc.	129,862
400	Tsuruha Holdings, Inc.	16,660
6,600	Yamaha Corp.	77,850
5,900	Yamaha Motor Co., Ltd.	72,570
5,300	Yamato Kogyo Co., Ltd.	148,470
		7,957,234
	Jersey - 0.57%
30,075	Atrium European Real Estate (a)	216,444
	Malaysia - 0.15%
13,300	Tanjong plc	57,499
	Mexico - 0.81%
118,656	Cemex, S.A.B. de C.V. (a)	153,672
46,400	Grupo Financiero Banorte, S.A.B. de C.V.	155,354
		309,026
	Netherlands - 1.98%
10,590	Arcadis NV	195,074
4,907	Hunter Douglas NV	198,148
4,928	Koninklijke Boskalis Westminster NV	168,938
6,340	OPG Groep NV	105,079
10,681	SNS REAAL NV (a)	86,640
		753,879
	Norway - 2.70%
80,000	Det Norske Oljeselskap Asa (a)	56,444
15,400	Petroleum Geo-Services ASA (a)	150,870
7,400	Schibsted Asa	125,305
18,132	SpareBank 1 SR Bank (a)	138,293
9,473	Tandberg ASA	227,508
16,589	TGS Nopec Geophysical Co. ASA (a)	249,287
11,024	Veidekke ASA (a)	82,516
		1,030,223
	Poland - 0.07%
3,045	Grupa Lotos SA (a)	26,129
	Portugal - 0.32%
34,200	Banco BPI SA	120,831
	Republic of Korea (South) - 2.74%
9,290	Busan Bank	102,822
605	Cheil Communications, Inc.	149,132
12,970	Daegu Bank	185,358
1,453	GS Home Shopping, Inc.	87,877
12,110	Halla Climate Control Corp.	121,534
6,010	LG Dacom Corp.	101,783
7,710	LG Fashion Corp.	173,852
198	LG Hausys Ltd. (a)	21,232
14,070	LG Telecom Ltd.	101,415
		1,045,005
	Singapore - 1.38%
8,000	Great Eastern Holding Ltd.	77,150
94,000	MobileOne Ltd.	117,981
79,000	Neptune Orient Lines Ltd.	99,346
293,000	Raffles Education	105,387
46,000	Singapore Press Holdings Ltd.	125,676
		525,540
	South Africa - 0.71%
10,735	Massmart Holdings Ltd.	125,829
25,166	Telkom SA Ltd.	145,309
		271,138
	Spain - 0.88%
18,156	Gestevision Telecinco SA	229,690
4,310	Indra Sistemas SA	107,653
		337,343
	Sweden - 2.77%
2,568	AF AB	63,626
3,000	Cardo AB	73,498
10,827	Fabege AB	63,949
4,928	Hoganas AB	82,635
20,370	KappAhl Holding AB	145,162
13,450	Meda AB - Class A	120,987
2,682	Modern Times Group - Class B	116,166
4,067	Oriflame Cosmetics SA	208,494
18,800	Pa Resources AB (a)	72,676
19,200	Trelleborg AB (a)	110,969
		1,058,162
	Switzerland - 5.06%
4,306	Adecco SA	229,322
2,130	Baloise-Holding	204,053
710	Banque Cantonale Vaudoise	292,749
1,532	Bucher Industries AG	170,702
251	Forbo Holding AG	67,987
716	Georg Fischer AG	188,049
217	Helvetia Holding AG	72,915
10,901	Logitech International SA (a)	199,120
2,630	Partners Group Holding	321,083
64	Sika AG	86,508
1,610	Tecan Group Ltd.	99,766
		1,932,254
	United Kingdom - 15.96%
96,371	Aegis Group plc	172,794
21,100	Amlin plc	129,541
3,041	Antofagasta plc	36,991
16,584	Arriva plc	132,964
44,606	Ashmore Group plc	178,948
102,613	Ashtead Group plc	141,459
15,891	Aveva Group plc	233,807
31,215	Barratt Developments plc (a)	122,895
7,485	Bellway plc	99,642
22,909	BlueBay Asset Management plc	108,261
14,764	Brit Insurance Holdings plc	48,231
7,891	Burberry Group plc	63,648
9,481	Close Brothers Group plc	120,794
7,000	Dana Petroleum plc (a)	157,422
28,628	Davis Service Group plc	183,798
15,911	Greggs plc	101,895
26,808	Halfords Group plc	151,015
39,341	Hargreaves Lansdown plc	179,733
67,530	Hays plc	112,474
15,250	Holidaybreak plc	73,056
15,038	IMI plc	107,745
26,540	Interserve plc	97,798
43,599	JKX Oil & Gas plc	194,235
8,878	Kazakhmys plc	152,145
8,169	Keller Group plc	95,118
4,875	Kier Group plc	92,643
3,993	Lonmin plc (a)	106,923
15,510	Man Group plc	82,370
30,929	Meggitt plc	115,352
23,415	Michael Page International plc	125,516
8,127	Morgan Sindall plc	86,490
10,092	Next plc	289,609
13,070	Persimmon plc	95,690
9,901	Rathbone Brothers plc	137,830
31,620	Redrow plc (a)	108,907
10,147	Renishaw plc	89,894
36,862	Savills plc	196,361
12,635	Schroders plc	221,136
13,590	Segro Plc	80,050
15,272	Shire plc	265,121
40,579	SIG plc	89,649
12,937	Spectris plc	146,344
163,291	Taylor Wimpey plc (a)	110,184
63,851	Tomkins plc	192,048
9,092	Travis Perkins plc	121,350
4,572	Vedanta Resources plc	139,150
		6,089,026
	United States - 0.21%
1,600	Shanda Interactive Entertainment Ltd - ADR (a)(c)	81,920
	TOTAL COMMON STOCKS (Cost $23,947,815)	36,010,355
	INVESTMENT COMPANIES - 2.39%
	Taiwan - 2.39%
74,101	iShares MSCI Taiwan Index Fund	911,442
	TOTAL INVESTMENT COMPANIES (Cost $671,913)	911,442
	REAL ESTATE INVESTMENT TRUSTS - 1.08%
	Australia - 0.07%
99,511	Macquarie Office Trust	26,180
	France - 0.42%
1,363	Fonciere des Regions SA	158,984
	Netherlands - 0.39%
4,550	VastNed Offices/Industrial NV	80,741
1,073	VastNed Retail NV	69,141
		149,882
	Singapore - 0.20%
176,000	Macquarie Prime REIT	74,809
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $306,777)	409,855
	RIGHTS - 0.04%
	Germany - 0.04%
2,550	Heidelbergcement Ag	13,620
	TOTAL RIGHTS (Cost $7,910)	13,620
	WARRANTS - 0.69%
	United Kingdom - 0.41%
	UBS AG London Branch
14,696	Expiration: July, 2010, (a)(b)	155,637
	United States - 0.28%
	Hidalco Industries
40,534	Expiration: July, 2010, (b)	108,739
	TOTAL WARRANTS (Cost $193,686)	264,376
	SHORT TERM INVESTMENTS - 1.11%
	Money Market Funds - 0.97%
370,020	Federated Prime Obligations Fund - 0.220%	370,020
	U.S. Treasury Bills - 0.14%
	U.S. Treasury Bill
55,000	Effective yield, 0.129%, 04/01/2010 (c)	54,954
	TOTAL SHORT TERM INVESTMENTS (Cost $424,927)	424,974
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.19%
	Money Market Funds - 0.19%
72,000	Mount Vernon Prime Portfolio - 0.291%	72,000
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $72,000)	72,000
	Total Investments (Cost $25,625,028) - 99.87%	38,106,622
	Other Assets in Excess of Liabilities - 0.13%	50,513
	TOTAL NET ASSETS - 100.00%	$38,157,135

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income Producing
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities
	are treated as liquid securities according to the Fund's liquidity guidelines. The value of these
	securities total $769,486, which represents 2.02% of total net assets.
(c)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments	$25,625,028
	Gross unrealized appreciation	12,782,069
	Gross unrealized depreciation	-300,475
	Net unrealized depreciation	12,481,594

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Genworth Putnam International Capital Opportunities Fund
Schedule of Open Forward Currency Contracts
September 30, 2009
(Unaudited)

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to be	Appreciation /
Expiration Date	be Received	Received	be Delivered	Delivered	(Depreciation)
10/21/2009	U.S. Dollars	947,374	Australian Dollar	1,138,900	$ (55,665)
10/21/2009	U.S. Dollars	1,991,143	British Pound	1,227,200	30,085
10/21/2009	U.S. Dollars	423,015	Canadian Dollar	456,000	(2,909)
10/21/2009	U.S. Dollars	441,353	Danish Krone	2,255,800	(1,939)
10/21/2009	U.S. Dollars	1,722,119	European Monetary Unit	1,207,500	(44,852)
10/21/2009	U.S. Dollars	481,798	Hong Kong Dollar	3,733,100	47
10/21/2009	U.S. Dollars	881,504	Japanese Yen	80,627,700	(16,828)
10/21/2009	U.S. Dollars	1,006,208	Norwegian Krone	6,086,100	(46,789)
10/21/2009	U.S. Dollars	344,348	Singapore Dollar	491,000	(4,153)
10/21/2009	U.S. Dollars	1,250,611	Swedish Krona	9,064,400	(49,820)
10/21/2009	U.S. Dollars	585,545	Swiss Franc	620,500	(13,326)
10/21/2009	Australian Dollar	1,791,600	U.S. Dollars	1,503,454	74,425
10/21/2009	British Pound	1,423,800	U.S. Dollars	2,306,784	(31,560)
10/21/2009	Canadian Dollar	1,672,900	U.S. Dollars	1,552,066	10,497
10/21/2009	European Monetary Unit	2,413,000	U.S. Dollars	3,433,065	97,949
10/21/2009	Japanese Yen	47,278,400	U.S. Dollars	511,886	14,877
10/21/2009	Norwegian Krone	2,022,700	U.S. Dollars	334,546	15,413
10/21/2009	Singapore Dollar	288,600	U.S. Dollars	202,484	2,359
10/21/2009	Swedish Krona	7,315,500	U.S. Dollars	1,008,763	40,762
10/21/2009	Swiss Franc	1,266,700	U.S. Dollars	1,194,711	27,834
					$ 46,407

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.
In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 245,356	$ 7,070,039	$ -	$ 7,315,395
Consumer Staples	55,658	1,403,462	-	1,459,120
Energy	544,217	1,304,590	-	1,848,807
Financials	1,669,568	6,021,284	-	7,690,852
Health Care	155,487	2,086,689	-	2,242,176
Industrials	-	7,892,311	-	7,892,311
Information Technology	511,845	3,113,372	-	3,625,217
Materials	824,306	3,769,995	-	4,594,301
Telecommunicatoin Services	-	647,535	-	647,535
Utilities	47,074	246,860	-	293,934
Total Equity	4,053,511	33,556,137	-	37,609,648

Short Term Investments	370,020	54,954	-	424,974

Investments Purchased as Securities Lending Collateral	72,000	-	-	72,000

Total Investments in Securities	$ 4,495,531	$ 33,611,091	$ -	$ 38,106,622

Other Financial Instruments*	$ 46,407	$ -	$ -	$ 46,407

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation on the instrument.

The Fund’s sub-advisor may use a variety of derivative instruments, including forward currency contracts, for the purpose of hedging, or as a substitute for direct investment in securities or other investments.

Balance Sheet - Values of Derivative Instruments as of September 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
	Balance Sheet Location	Value	Balance Sheet Location	Value
Foreign Exchange Contracts	Receivables	$314,248	Payables	$267,841
Total		$314,248		$267,841

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply withy their obligations to the Fund, the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract, the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Schedule of Investments
September 30, 2009 (Unaudited)
Genworth Thornburg International Value Fund

Number of
Shares		Value
	COMMON STOCKS - 97.54%
	Australia - 1.96%
19,955	BHP Billiton Ltd.	$658,126
	Brazil - 5.54%
57,300	BM&F Bovespa SA	422,408
32,200	Companhia Brasileira de Meios de Pagamento	319,528
11,371	Empresa Brasileira de Aeronautica SA - ADR	260,851
9,500	Natura Cosmeticos	171,328
15,000	Petroleo Brasileiro SA - ADR	688,500
		1,862,615
	Canada - 6.06%
11,640	Canadian National Railway Co. (a)	573,275
8,613	Canadian Natural Resources Ltd. (a)	581,628
4,222	Potash Corp. of Saskatchewan, Inc. (b)	381,415
17,717	Rogers Communications, Inc.	500,243
		2,036,561
	China - 2.72%
700	Baidu, Inc. - ADR (a)	273,735
245,460	China Merchants Bank Co., Ltd.	544,813
38,000	Sinopharm Group Co. (a)	96,299
		914,847
	Denmark - 4.36%
12,858	Novo-Nordisk A/S	808,691
9,040	Vestas Wind Systems A/S (a)	658,953
		1,467,644
	Finland - 2.37%
12,655	Fortum Oyj	325,183
32,204	Nokia Oyj	472,343
		797,526
	France - 9.97%
4,887	Air Liquide SA	556,860
30,084	AXA	816,632
8,227	BNP Paribas SA	660,238
5,338	Lafarge SA	478,652
8,337	LVMH Moet Hennessy Louis Vuitton SA	840,870
		3,353,252
	Germany - 7.07%
6,950	Deutsche Bank AG	530,900
1,952	Deutsche Boerse AG	159,239
10,247	E.ON AG	433,708
10,300	Fresenius Medical Care AG	512,310
15,261	SAP AG	740,015
		2,376,172
	Greece - 2.74%
25,517	National Bank of Greece SA (a)	920,932
	Guernsey - 1.22%
15,296	Amdocs, Ltd. (a)	411,157
	Hong Kong - 5.94%
302,699	CNOOC Ltd	408,094
41,600	Hong Kong Exchanges and Clearing Ltd.	750,526
1,120,000	Industrial & Commercial Bank of China	839,978
		1,998,598
	Ireland (Republic of) - 0.54%
4,200	Covidien Plc	181,692
	Israel - 2.75%
18,293	Teva Pharmaceutical Industries Ltd. - ADR (b)	924,894
	Italy - 1.07%
80,989	Banca Intesa SpA (a)	359,341
	Japan - 8.21%
5,318	Fanuc Ltd.	474,956
42,873	Komatsu Ltd.	800,069
114,000	Mitsubishi Tokyo Financial Group, Inc.	609,233
1,000	Nintendo Co. Ltd.	255,010
15,600	Toyota Motor Corp.	620,420
		2,759,688
	Mexico - 3.05%
10,781	America Movil, S.A.B de C.V. - ADR	472,531
158,985	Wal-Mart de Mexico, S.A.B. de C.V.	552,920
		1,025,451
	Netherland Antilles - 1.36%
7,699	Schlumberger Ltd.	458,860
	Spain - 2.01%
24,468	Telefonica SA	676,960
	Sweden - 2.16%
12,939	Hennes & Mauritz AB	727,281
	Switzerland - 8.12%
10,700	Julius Baer Holding AG	536,661
16,568	Logitech International SA (a)	302,634
16,319	Nestle SA	696,669
11,680	Novartis AG	586,696
3,153	Roche Holding AG	509,804
800	Synthes, Inc.	96,468
		2,728,932
	Turkey - 1.13%
52,900	Turkcell Iletisim Hizmetleri AS (a)	378,353
	United Kingdom - 16.19%
136,660	ARM Holdings plc	314,765
56,492	Barclays Plc (a)	334,792
18,542	British American Tobacco Plc	582,466
59,927	British Sky Broadcasting Group Plc	548,959
20,087	Carnival plc	689,266
143,700	Kingfisher plc	490,090
25,025	Pearson Plc	309,197
13,635	Reckitt Benckiser Group plc	667,540
18,388	SABMiller plc	444,311
35,827	Smith & Nephew plc	321,747
29,923	Standard Chartered plc	739,142
		5,442,275
	United States - 1.00%
7,900	Southern Copper Corp.	242,451
3,300	Willis Group Holdings Ltd.	93,126
		335,577
	TOTAL COMMON STOCKS (Cost $24,525,358)	32,796,734
	RIGHTS - 0.05%
	France - 0.05%
8,227	BNP Paribas	17,818
	TOTAL RIGHTS (Cost $14,899)	17,818
	SHORT TERM INVESTMENTS - 2.38%
	Money Market Funds - 2.38%
799,312	Federated Prime Obligations Fund - 0.220%	799,312
	TOTAL SHORT TERM INVESTMENTS (Cost $799,312)	799,312
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.73%
	Money Market Funds - 3.73%
	Mount Vernon Prime Portfolio - 0.291%	1,255,727
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $1,255,727)	1,255,727
	Total Investments (Cost $26,595,296) - 103.70%	34,869,591
	Liabilities in Excess of Other Assets - (3.70)%	(1,245,926)
	TOTAL NET ASSETS - 100.00%	$33,623,665

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income Producing
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments		$26,595,296
	Gross unrealized appreciation		8,568,765
	Gross unrealized depreciation		-294,470
	Net unrealized depreciation		8,274,295

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Genworth Thornburg International Value Fund
Schedule of Open Forward Currency Contracts
September 30, 2009
(Unaudited)

		Amount of		Amount of
Forward	Currency to	Currency to be	Currency to	Currency to be	Unrealized
Expiration Date	be Received	Received	be Delivered	Delivered	Appreciation
11/30/2009	U.S. Dollars	13,600,000	Mexican Pesos	1,005,690	$ 6,615
11/30/2009	Mexican Pesos	1,427,000	U.S. Dollars	104,622	208
					$ 6,823
Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ -	$ 4,226,083	$ -	$ 4,226,083
Consumer Staples	724,248	2,390,986	-	3,115,234
Energy	1,728,988	408,094	-	2,137,082
Financials	533,352	7,802,427	-	8,335,779
Health Care	1,202,885	2,835,716	-	4,038,601
Industrials	834,126	1,933,978	-	2,768,104
Information Technology	730,685	2,358,502	-	3,089,187
Materials	623,866	1,693,638	-	2,317,504
Telecommunicatoin Services	972,774	1,055,313	-	2,028,087
Utilities	-	758,891	-	758,891
Total Equity	7,350,924	25,463,628	-	32,814,552

Short Term Investments	799,312	-	-	799,312

Investments Purchased as Securities Lending Collateral	1,255,727	-	-	1,255,727

Total Investments in Securities	$ 9,405,963	$ 25,463,628	$ -	$ 34,869,591

Other Financial Instruments*	$ 6,823	$ -	$ -	$ 6,823

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized depreciation on the instrument.

The Fund’s sub-advisor may use a variety of derivative instruments, including forward currency contracts, for the purpose of hedging, or as a substitute for direct investment in securities or other investments.

Balance Sheet - Values of Derivative Instruments as of September 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
	Balance Sheet Location	Value	Balance Sheet Location	Value
Foreign Exchange Contracts	Receivables	$6,823	Payables	$0
Total		$6,823		$0

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply withy their obligations to the Fund, the risk that the  derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditionsof the derivative contract, the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Schedule of Investments
September 30, 2009 (Unaudited)
Genworth Western Asset Management Core Plus Fixed Income Fund

Principal
Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.27%
	Master Adjustable Rate Mortgages Trust
280,000	Series 2004-13, 3.787%, 11/21/2034	$222,358
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $219,170)	222,358
	CORPORATE BONDS - 26.25%
	Aerospace & Defense - 0.14%

110,000	4.875%, 02/15/2020	113,699

140,000	Barclays Bank Plc
	5.200%, 07/10/2014	148,040
220,000
	7.125%, 01/14/2014	229,075
		377,115
	Beverages - 0.61%
200,000	Diageo Capital PLC
	7.375%, 01/15/2014 (c)	231,996
210,000
	7.900%, 11/01/2018 (c)	265,622
		497,618
	Capital Markets - 1.08%
	Bear Stearns Cos., Inc.
30,000	6.400%, 10/02/2017	32,687
20,000	7.250%, 02/01/2018	22,877
	Goldman Sachs Group, Inc.
140,000	6.000%, 05/01/2014 (c)	152,408
170,000	6.150%, 04/01/2018	179,121
210,000	Merrill Lynch & Co., Inc.
	6.875%, 04/25/2018	221,214
250,000
	6.625%, 04/01/2018	264,786
		873,093
	Chemicals - 0.05%
40,000	Westlake Chemical Corp.
	6.625%, 01/15/2016	37,800
	Commercial Banks - 0.86%
170,000	ICICI Bank Ltd.
	6.375%, 04/30/2022	138,995
	Royal Bank of Scotland Group Plc
50,000	5.000%, 11/12/2013	45,892
90,000	5.000%, 10/01/2014	81,487
60,000	Royal Bk Scotland Group Plc
	5.050%, 01/08/2015	53,886
180,000	Wells Fargo & Co.
	5.625%, 12/11/2017	189,380
180,000	Wells Fargo Capital XV
	9.750%, 09/26/2013 (c)(d)	188,100
		697,740
	Computers & Electronics - 0.05%
40,000	L-3 Communications Corp.
	7.625%, 06/15/2012	40,650
	Consumer Finance - 1.54%
140,000	American Express Co.
	5.125%, 08/25/2014	144,974
	American Express Co.
125,000	7.000%, 03/19/2018	137,732
120,000	8.125%, 05/20/2019	142,168
170,000	Caterpillar Financial Services Corp.
	6.200%, 09/30/2013	188,440
340,000	Ford Motor Credit Co.
	7.250%, 10/25/2011	330,365
282,000
	8.000%, 11/01/2031 (b)	229,830
20,000
	5.125%, 08/27/2012	17,125
80,000
	1.650%, 04/01/2014	53,030
		1,243,664
	Diversified Financial Services - 2.89%
250,000	Bank of America Funding Corp.
	5.650%, 05/01/2018	247,261

40,000	6.500%, 08/19/2013 (c)	42,026
80,000	6.375%, 08/12/2014	82,797
70,000	5.500%, 10/15/2014	69,975
210,000	6.125%, 11/21/2017	208,828
280,000	8.500%, 05/22/2019	316,606
150,000	6.875%, 03/05/2038	150,924
530,000	JPMorgan Chase & Co.
	6.125%, 06/27/2017 (c)	559,457
75,000	Rabobank Nederland
	11.000%, 06/30/2019
	(Callable at $100 on 06/30/2019) (b)(d)	92,132
540,000
	5.750%, 02/01/2018	572,459
		2,342,465
	Diversified Manufacturing - 0.84%
	General Electric Capital Corp.
280,000	5.900%, 05/13/2014	300,545
340,000	5.625%, 05/01/2018	338,938
40,000	6.000%, 08/07/2019	40,652
		680,135
	Diversified Telecommunication Services - 1.81%

330,000	5.600%, 05/15/2018	347,615
370,000	6.400%, 05/15/2038	394,105
180,000
	8.375%, 10/01/2030	232,601
55,000	Sprint Capital Corp.
	8.750%, 03/15/2032	52,250
	Verizon Communications, Inc.
270,000	5.500%, 02/15/2018 (c)	283,556
90,000	6.400%, 02/15/2038 (c)	96,491
60,000	Windstream Corp.
	8.625%, 08/01/2016	61,650
		1,468,268
	Electric Utilities - 0.53%
220,000	FirstEnergy Corp.
	7.375%, 11/15/2031	247,311
	Pacific Gas & Electric Co.
10,000	8.250%, 10/15/2018	12,728
150,000	6.050%, 03/01/2034	167,416
		427,455
	Energy Equipment & Services - 0.21%
140,000	Baker Hughes, Inc.
	7.500%, 11/15/2018	171,277
	Food & Staples Retailing - 0.30%
230,000	CVS Caremark Corporation
	5.750%, 06/01/2017	246,599
	Food Products - 0.03%
25,000	Dole Food Co., Inc.
	7.250%, 06/15/2010	25,125
	Health Care Providers & Services - 1.63%
80,000	Community Health Systems, Inc.
	8.875%, 07/15/2015	82,200
45,000
	6.625%, 03/15/2013	44,775
100,000	FMC Finance III SA
	6.875%, 07/15/2017 (c)	97,500

300,000	9.250%, 11/15/2016	310,875
262,968	9.625%, 11/15/2016	274,144
90,000	Roche Holdings, Inc.
	6.000%, 03/01/2019 (b)	100,365
160,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015 (c)	167,800
110,000	UnitedHealth Group, Inc.
	4.875%, 02/15/2013	114,420
120,000
	5.875%, 06/15/2017	126,854
		1,318,933
	Hotels, Restaurants & Leisure - 0.05%
	MGM MIRAGE
10,000	10.375%, 05/15/2014 (b)	10,725
25,000	11.125%, 11/15/2017
	(Callable at $105.56 on 05/15/2013) (b)	27,438
		38,163
	Insurance - 0.71%

90,000	6.750%, 06/01/2016	100,577
350,000	6.400%, 12/15/2066	301,000
200,000	The Travelers Companies, Inc.
	6.250%, 03/15/2067	176,096
		577,673
	Machinery & Equipment - 0.22%
170,000	John Deere Capital Corp.
	4.900%, 09/09/2013	181,944
	Manufacturing - 0.09%
70,000
	10.375%, 10/15/2017	74,725

65,000	Dish DBS Corp.
	7.875%, 09/01/2019 (b)	65,975

580,000	Comcast Corp.
	5.700%, 05/15/2018	610,830
50,000	CSC Holdings, Inc.
	8.625%, 02/15/2019 (b)	53,125
30,000	Directv Hldgs Llc / Directv
	4.750%, 10/01/2014 (b)	30,075
180,000	Reed Elsevier Capital
	8.625%, 01/15/2019	222,126
	Time Warner Cable, Inc.
220,000	8.750%, 02/14/2019	271,479
100,000	8.250%, 04/01/2019	121,077
60,000	6.750%, 06/15/2039	65,103
100,000	Time Warner, Inc.
	6.500%, 11/15/2036	102,654
		1,476,469
	Metals & Mining - 1.02%
250,000	Freeport McMoRan Copper & Gold, Inc.
	8.375%, 04/01/2017	266,308
330,000
	9.000%, 05/01/2019	405,782
	Teck Resources Ltd
5,000	9.750%, 05/15/2014	5,525
5,000	10.250%, 05/15/2016	5,675
10,000	10.750%, 05/15/2019	11,675
130,000	Vedanta Resources
	8.750%, 01/15/2014	129,350
		824,315
	Multi-Utilities - 0.93%
480,000
	8.000%, 10/15/2017	485,400
210,000	Dominion Resources, Inc.
	8.875%, 01/15/2019	266,135
		751,535
	Oil & Gas - 4.93%
420,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036	435,051

10,000	6.000%, 09/15/2013	11,133
120,000	6.000%, 01/15/2037	133,993
50,000
	6.750%, 11/15/2039 (b)	54,057
80,000	Chesapeake Energy Corp.
	7.250%, 12/15/2018	76,000
300,000
	6.950%, 04/15/2029	353,067
120,000	Devon Energy Corp.
	7.950%, 04/15/2032	150,880
420,000
	7.875%, 06/15/2012 (c)	434,435
250,000	Energy Transfer Partners LP
	6.700%, 07/01/2018	267,969
320,000
	8.125%, 02/15/2019	385,086
	Kinder Morgan Energy Partners
80,000	5.950%, 02/15/2018	83,827
200,000	6.950%, 01/15/2038	215,506
170,000	Occidental Pete Corp.
	7.000%, 11/01/2013	196,574
50,000	Peabody Energy Corp.
	6.875%, 03/15/2013	50,750
260,000	Pemex Project Funding Master Trust
	6.625%, 06/15/2035	251,469
100,000	Petrobras International Finance Co.
	6.125%, 10/06/2016	107,250
50,000	Sandridge Energy, Inc.
	9.875%, 05/15/2016
	(Callable at $104.94 on 05/15/2013) (b)	52,375
200,000
	5.250%, 03/15/2013	211,627
275,000	Williams Companies, Inc.
	7.500%, 01/15/2031	281,630
230,000	XTO Energy, Inc.
	5.500%, 06/15/2018	237,765
		3,990,444
	Pharmaceuticals - 0.19%
140,000
	5.950%, 04/01/2037	154,719
	Pipelines - 0.48%
85,000
	7.750%, 06/01/2019	72,887
290,000	Enterprise Products Operations LLC
	6.300%, 09/15/2017	312,845
		385,732

80,000	RailAmerica, Inc.
	9.250%, 07/01/2017
	(Callable at $104.63 on 07/01/2013) (b)	84,200
	Special Purpose Entity - 0.22%
190,000	TNK-BP Finance SA
	6.625%, 03/20/2017	175,047
	Telecommuincations - 0.07%
60,000
	0.000%, 02/01/2015	60,150
	Telecommunications - 0.92%
120,000	British Telecommunications PLC
	9.125%, 12/15/2030	154,125
50,000	Cricket Communications, Inc.
	7.750%, 05/15/2016
	(Callable at $105.81 on 05/15/2012) (b)	51,000
130,000	Deutsche Telekom International Finance BV
	5.750%, 03/23/2016	138,025
140,000	Telecom Italia SpA
	5.250%, 10/01/2015	145,123
230,000	Telefonica Emisiones SAU
	6.221%, 07/03/2017	254,293
		742,566

160,000	Reynolds American, Inc.
	6.750%, 06/15/2017	166,578
	Transportation - 0.24%
60,000	Kansas City Southern de Mexico
	12.500%, 04/01/2016
	(Callable at $106.25 on 04/01/2013) (b)	66,600
120,000	Vale Overseas Ltd.
	6.875%, 11/21/2036	124,444
		191,044

60,000	Calpine Construction Finance Co. LP
	8.000%, 06/01/2016
	(Callable at $104 on 06/01/2013) (b)	61,800
80,000	Edison Mission Energy
	7.625%, 05/15/2027	57,600
		119,400
	Wireless Telecommunication Services - 0.78%
60,000	America Movil, S.A.B. de C.V.
	5.625%, 11/15/2017	62,331
425,000	Sprint Nextel Corp.
	6.000%, 12/01/2016	381,438
150,000	Verizon Wireless Capital LLC
	8.500%, 11/15/2018 (b)	187,607
		631,376
	TOTAL CORPORATE BONDS (Cost $17,326,792)	21,253,691
	MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT AGENCY - 2.13%
242,010	Bank of America Mortgage Securities, Inc.
	Series 2005-A, 4.448%, 02/25/2035	188,674
400,000	Countrywide Home Loans, Inc.
	Series 2005-31, 5.452%, 01/25/2036	249,751
200,000	GS Mortgage Securities Corporation
	Series 2001-1285, 6.712%, 08/15/2018	205,474
100,000	Merrill Lynch Mortgage Trust
	Series 2005-CIP1, 5.047%, 07/12/2038	95,624
300,000
	Series 2007-IQ14, 5.497%, 04/15/2049	246,185
468,142	Residential Accredit Loans, Inc.
	Series 2006-QO8, 0.399%, 10/25/2046	403,330
500,000	Washington Mutual
	Series 2006-AR14, 5.603%, 11/25/2036	336,917
	TOTAL MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT AGENCY(Cost $1,545,454)	1,725,955
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 16.65%

900,000	Pool #TBA,
	5.500%, 10/01/2034 (a)	942,047
	Federal National Mortgage Association
900,000	Pool #TBA,
	6.000%, 10/01/2013 (a)	958,640
3,834,368	Pool #725232,
	5.000%, 03/01/2034	3,981,312
3,254,466	Pool #928382,
	5.500%, 06/01/2037	3,411,257
2,986,844	Pool #950694,
	6.000%, 10/01/2037	3,158,308
	Government National Mortgage Association
1,000,000	Pool #TBA,
	5.000%, 10/01/2036 (a)	1,034,070
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $12,906,060)	13,485,634
Number of
Shares
	PREFERRED STOCKS - 0.05%
	Financials - 0.05%
70	GMAC LLC - Preferred Blocker, Inc. (b)(c)	40,711
	TOTAL PREFERRED STOCKS (Cost $21,000)	40,711
Principal
Amount
	U.S. GOVERNMENT AGENCY ISSUES - 13.34%
	Federal Home Loan Bank
500,000	3.625%, 10/18/2013	527,150

	Pool #TBA,
1,300,000	5.500%, 10/01/2034 (a)	1,359,922
400,000	5.000%, 11/01/2033 (a)	411,500
	Federal National Mortgage Association
	Pool #TBA,
1,200,000	5.500%, 10/01/2015 (a)	1,269,187
500,000	5.000%, 02/13/2017 (a)(c)	553,626
130,000	0.000%, 10/09/2019 (a)	72,841
700,000	6.000%, 10/01/2028 (a)	738,609
2,400,000	6.500%, 10/15/2034 (a)	2,565,374
2,200,000	5.000%, 10/01/2035 (a)	2,272,532
	Government National Mortgage Association
	Pool #TBA,
900,000	6.000%, 10/01/2034 (a)	950,204
80,000	5.250%, 09/15/2039 (a)	84,736
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $10,739,170)	10,805,681
	U.S. TREASURY OBLIGATIONS - 22.22%
	U.S. Treasury Bond - 4.12%
123,354	1.750%, 01/15/2028 (e)	118,458
1,360,000	3.500%, 02/15/2039 (c)	1,232,502
780,000	4.250%, 05/15/2039 (c)	807,178
890,000	4.500%, 08/15/2039 (c)	959,810
202,787	1.875%, 07/15/2019
		218,439
		3,336,387
	U.S. Treasury Note - 18.10%
9,480,000	1.750%, 08/15/2012 (c)	9,580,735
45,699	2.000%, 07/15/2014 (e)	47,555
20,000	2.625%, 07/31/2014 (c)	20,341
327,068	1.625%, 01/15/2015 (e)	333,609
590,000	2.625%, 04/30/2016 (c)	582,533
2,000,000	3.250%, 05/31/2016 (c)	2,049,532
530,000	3.000%, 09/30/2016	532,277
1,526,000	3.125%, 05/15/2019 (c)	1,502,037
10,000	3.625%, 08/15/2019 (c)	10,267
		14,658,886
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,506,779)	17,995,273
Number of
Shares
	SHORT TERM INVESTMENTS - 33.81%
	Money Market Funds - 23.70%
19,191,036	Federated Prime Obligations Fund - 0.220%	19,191,036
Principal
Amount
	Repurchase Agreements - 9.88%
4,000,000	Bank of America
	2.220%, 10/01/2009
	(Collateralized by U.S. Government Treasury Issue
	Discount Note, value $4,000,002, Effective yield, 0.539%, 05/31/2011)	4,000,000
4,000,000
	3.330%, 10/01/2009
	(Collateralized by U.S. Government Agency
	Discount Note, value $4,000,003, Effective yield, 0.032%, 11/16/2009)	4,000,000
		8,000,000
	U.S. Government Agency Issues - 0.23%
	Federal National Mortgage Association Discount Note
187,000	0.076%, 01/25/2010 (f)	186,793
	TOTAL SHORT TERM INVESTMENTS (Cost $19,377,829)	19,377,829
Number of
Shares
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 25.46%
	Money Market Funds - 25.46%
20,618,226	Mount Vernon Prime Portfolio - 0.291%	20,618,226
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $20,618,226)	20,618,226
	Total Investments (Cost $108,463,264) - 140.18%	113,525,358
	Liabilities in Excess of Other Assets - (40.18)%	-32,541,803
	TOTAL NET ASSETS - 100.00%	$80,765,116

Percentages are stated as a percent of net assets.

(a)	Security purchased on a when-issued bases. One September 30, 2009, the total value of
	the investments purchased on a when-issued basis was $13,213,288, or 16.36% of total net assets.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities
	are treated as liquid securities according to the Fund's guidelines. The market value of these
	securities total $1,208,015, which represents 1.49% of total net assets.
(c)	All or a portion of this security is on loan.
(d)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2009.
(e)	Represents a U.S. Treasury Inflation Protected Security.
(f)	Partially assigned as collateral fo rcertain future and options contracts.

	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments	$108,463,264
	Gross unrealized appreciation	5,081,386
	Gross unrealized depreciation	-19,292
	Net unrealized depreciation	$5,062,094

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Options Written

Contracts		Value
	PUT OPTIONS
5	Eurodollar 90 Day Futures
	Expiration: March, 2010
	Exercise Price: $99.13	$1,813
8	Eurodollar 90 Day Futures
	Expiration: March, 2010
	Exercise Price: $2,500.00	2,350
5	Eurodollar 90 Day Futures
	Expiration: March, 2010
	Exercise Price: $99.50	1,469
16	Eurodollar 90 Day Futures
	Expiration: March, 2010
	Exercise Price: $99.10	5,800
15	U.S. Treasury Long Bond Futures
	Expiration: November, 2009
	Exercise Price: $121.00	38,437
	Total Options Written (Premiums received $46,429)	$49,869

Genworth Western Asset Management Core Plus Fixed Income Fund
Schedule of Open Futures Contracts
September 30, 2009
(Unaudited)

	Number of			Unrealized
	Contracts	Notional	Settlement	Appreciation
Description	Purchased (Sold)	Value	Month	(Depreciation)
Eurodollar 90 Day Futures	58	14,405,025	Mar-10	$ 73,873
Eurodollar 90 Day Futures	16	3,959,800	Jun-10	13,148
U.S. Treasury 2 Year Note Futures	1	216,766	Dec-09	1,169
U.S. Treasury 5 Year Note Futures	14	1,623,234	Dec-09	8,876
U.S. Treasury 10 Year Note Futures	(22)	(2,602,531)	Dec-09	(36,657)
U.S. Treasury Long Bond Futures	14	1,702,750	Dec-09	37,431
				$ 97,840

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 :

			Level 1	Level 2	Level 3	Total
Equity
Financials			$ 40,712	$ 148,040	$ -	$ 188,752
Total Equity			40,712	148,040	-	188,752

Fixed Income
Corporate Bonds			-	21,105,651	-	21,105,651
Mortgage Backed Securities - Non U.S. Government Agency			-	2,982,383	-	2,982,383
Mortgage Backed Securities - U.S. Government Agency			-	21,607,392	-	21,607,392
U.S. Government Agency Issues			-	1,649,852	-	1,649,852
U.S. Treasury Obligations			-	17,995,273	-	17,995,273
Total Fixed Income			-	65,340,551	-	65,340,551

Short Term Investments			19,191,036	8,186,793	-	27,377,829

Investments Purchased as Securities Lending Collateral			20,618,226	-	-	20,618,226

Total Investments in Securities			$ 39,849,974	$ 73,675,384	$ -	$ 113,525,358

Other Financial Instruments*			$ 1,477,089	$ -	$ -	$ 1,477,089

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options and futures, which are reflected at the unrealized appreciation (depreciation) on the instrument.  All derivatives, except for written options are reflected at the unrealized appreciation on the instrument.  Written options are reflected at market value.

The Fund’s sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, as efficient means to gain exposure to an index or market sector; to adjust and manage interest rate and volatility exposure and replicate government bond positions; to adjust yield curve exposures and substitute for physical securities; to manage credit exposure without buying or selling securities outright and to manage portfolio duration and/or enhance yield.

Balance Sheet - Values of Derivative Instruments as of September 30, 2009

Asset Derivatives 2009			Liability Derivatives 2009
	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts*	Receivables, Net Assets-Unrealized appreciation	$184,366	Payables, Net Assets-Unrealized depreciation	$36,657
Total		$184,366		$36,657

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments/footnotes.  Only current day's variation margin is reported within the statement of assets & liabilities.

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply withy their obligations to the Fund, the risk that the derivative may not  possess a liquid secondary market at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract, the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Variable Insurance Trust

By      /s/ Carrie E. Hansen
 Carrie E. Hansen
 President (Principal Executive Officer)

Date     November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date     November 25, 2009

By     /s/ Danell J. Doty
Danell J. Doty
Treasurer (Principal Financial Officer)

Date    November 25, 2009